KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of C.M. Multi-Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise C.M. Multi-Account A (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Accounts management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2053	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

C.M. Multi-Account A was comprised of the following sub-accounts of as December 31, 2024. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Capital Appreciation Sub-Account

Invesco V.I. Core Plus Bond Sub-Account

Invesco V.I. Discovery Mid Cap Growth Sub-Account

Invesco V.I. Diversified Dividend Sub-Account

Invesco V.I. Equity and Income Sub-Account*

Invesco V.I. Global Sub-Account

Invesco V.I. Global Strategic Income Sub-Account

Invesco V.I. Health Care Sub-Account

Invesco V.I. Main Street Sub-Account

Invesco V.I. Technology Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

MML Aggressive Allocation Sub-Account

MML American Funds Core Allocation Sub-Account

MML American Funds Growth Sub-Account

MML American Funds International Sub-Account**

MML Balanced Allocation Sub-Account

MML Blend Sub-Account

MML Blue Chip Growth Sub-Account

MML Conservative Allocation Sub-Account

MML Equity Sub-Account

MML Equity Income Sub-Account

MML Equity Index Sub-Account

MML Focused Equity Sub-Account

MML Foreign Sub-Account

MML Fundamental Equity Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account

MML Growth Allocation Sub-Account

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Inflation-Protected and Income Sub-Account

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account

MML Mid Cap Growth Sub-Account

MML Mid Cap Value Sub-Account

MML Moderate Allocation Sub-Account

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account

MML Small Cap Growth Equity Sub-Account

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account

MML Strategic Emerging Markets Sub-Account

MML Sustainable Equity Sub-Account

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

PIMCO CommodityRealReturn® Strategy Sub-Account

VY® CBRE Global Real Estate Sub-Account

*See Note 2 to the financial statements for the previous name of this sub-account.

**Financial highlights for each of the years in the two-year period ended December 31, 2021.

LA2053	F-2

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Fidelity®	Invesco Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I. Discovery	Invesco V.I.	Invesco V.I.
	VIP Contrafund®	International Growth	Capital Appreciation	Core Plus Bond	Mid Cap Growth	Diversified Dividend	Equity and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	1,980,355	6,953,163	795,637	498,308	367,904	129,055	437,391
Identified cost	$79,450,056	$14,901,459	$37,836,562	$3,273,735	$27,154,209	$3,272,673	$7,538,714
Value	$114,741,744	$12,793,821	$50,244,462	$2,840,358	$28,707,587	$3,339,945	$7,636,849
Receivable from C.M. Life Insurance Company	215	-	-	-	-	-	-
Total assets	114,741,959	12,793,821	50,244,462	2,840,358	28,707,587	3,339,945	7,636,849
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	9,864	1,358	14,151	3,919	6,400	-	2,564
Payable to C.M. Life Insurance Company	-	41	259	71	164	-	57
Total liabilities	9,864	1,399	14,410	3,990	6,564	-	2,621
NET ASSETS	$114,732,095	$12,792,422	$50,230,052	$2,836,368	$28,701,023	$3,339,945	$7,634,228
Net Assets:
Accumulation units - value	$114,403,302	$12,736,611	$49,756,308	$2,705,735	$28,487,690	$3,339,945	$7,548,746
Contracts in payout (annuitization) period	328,793	55,811	473,744	130,633	213,333	-	85,482
Net assets	$114,732,095	$12,792,422	$50,230,052	$2,836,368	$28,701,023	$3,339,945	$7,634,228
Outstanding units
Contract owners	1,421,178	501,938	1,088,330	195,304	1,061,095	177,919	386,186
UNIT VALUE
Panorama Premier	$100.67	$39.73	$52.00	$14.52	$36.21	$19.33	$19.57
Panorama Passage®
Tier 1	75.04	25.44	51.74	-	35.52	18.90	19.14
Tier 2	72.48	24.57	49.98	-	34.31	18.26	18.49
Tier 3	79.93	27.10	55.11	-	37.84	20.10	20.36
Tier 4	75.55	25.61	52.09	-	35.76	19.00	19.24
MassMutual Artistry	68.95	19.24	38.63	-	20.29	17.74	20.01

See Notes to Financial Statements

F-3

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Sreet Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account
ASSETS
Investments
Number of shares	1,813,054	4,613,410	249,219	2,222,483	228,168	3,655,910	2,752,794
Identified cost	$67,527,668	$21,989,410	$6,894,494	$45,203,065	$4,163,478	$3,655,910	$25,779,303
Value	$72,504,026	$19,791,527	$6,726,418	$45,360,880	$5,430,410	$3,655,910	$25,105,477
Receivable from C.M. Life Insurance Company	-	-	-	-	-	65	3
Total assets	72,504,026	19,791,527	6,726,418	45,360,880	5,430,410	3,655,975	25,105,480
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	17,016	3,600	211	8,131	676	179	-
Payable to C.M. Life Insurance Company	293	76	27	204	23	-	-
Total liabilities	17,309	3,676	238	8,335	699	179	-
NET ASSETS	$72,486,717	$19,787,851	$6,726,180	$45,352,545	$5,429,711	$3,655,796	$25,105,480
Net Assets:
Accumulation units - value	$71,919,425	$19,655,642	$6,719,135	$45,034,428	$5,407,180	$3,649,742	$25,105,480
Contracts in payout (annuitization) period	567,292	132,209	7,045	318,117	22,531	6,054	-
Net assets	$72,486,717	$19,787,851	$6,726,180	$45,352,545	$5,429,711	$3,655,796	$25,105,480
Outstanding units
Contract owners	1,444,629	939,065	194,863	1,123,373	356,529	318,059	867,402
UNIT VALUE
Panorama Premier	$60.29	$20.88	$35.74	$40.36	$15.22	$12.42	$27.92
Panorama Passage®
Tier 1	59.15	20.31	34.96	40.84	14.89	10.62	27.49
Tier 2	57.13	19.62	33.77	39.45	14.38	10.26	26.76
Tier 3	63.00	21.64	37.18	43.50	15.83	11.31	28.68
Tier 4	59.55	20.45	35.15	41.12	14.97	10.69	27.45
MassMutual Artistry	42.25	21.02	32.54	38.01	15.13	11.03	28.98

See Notes to Financial Statements

F-4

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2024

	MML
	American	MML
	Funds	American	MML		MML	MML
	Core Allocation	Funds Growth	Balanced Allocation	MML Blend	Blue Chip Growth	Conservative Allocation	MML Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	951,312	489,822	2,020,722	2,593,258	1,721,597	1,530,419	961,428
Identified cost	$10,512,178	$7,611,064	$18,895,453	$54,302,043	$28,582,837	$14,097,196	$25,087,025
Value	$10,340,767	$8,292,684	$17,479,248	$56,235,079	$34,707,400	$12,733,085	$29,272,096
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	359
Total assets	10,340,767	8,292,684	17,479,248	56,235,079	34,707,400	12,733,085	29,272,455
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	15,043	659	-	13,145
Payable to C.M. Life Insurance Company	-	1	6	545	35	8	-
Total liabilities	-	1	6	15,588	694	8	13,145
NET ASSETS	$10,340,767	$8,292,683	$17,479,242	$56,219,491	$34,706,706	$12,733,077	$29,259,310
Net Assets:
Accumulation units - value	$10,340,767	$8,292,683	$17,318,952	$55,718,063	$34,684,752	$12,615,671	$28,821,142
Contracts in payout (annuitization) period	-	-	160,290	501,428	21,954	117,406	438,168
Net assets	$10,340,767	$8,292,683	$17,479,242	$56,219,491	$34,706,706	$12,733,077	$29,259,310
Outstanding units
Contract owners	337,437	93,363	858,252	1,691,271	390,940	670,928	903,628
UNIT VALUE
Panorama Premier	$-	$-	$19.82	$30.92	$86.47	$18.51	$28.54
Panorama Passage®
Tier 1	-	-	19.52	32.55	84.80	18.23	31.54
Tier 2	-	-	19.00	31.44	81.91	17.74	30.46
Tier 3	-	-	20.37	34.67	89.52	19.02	33.59
Tier 4	-	-	19.49	32.77	84.61	18.20	31.75
MassMutual Artistry	30.65	88.82	20.58	34.45	90.69	19.21	34.44

See Notes to Financial Statements

F-5

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2024

	MML	MML	MML		MML	MML
	Equity Income	Equity Index	Focused Equity	MML Foreign	Fundamental Equity	Fundamental Value	MML Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	1,764,203	611,904	144,118	675,465	97,670	102,027	2,146,517
Identified cost	$18,153,600	$17,661,431	$985,383	$6,331,544	$961,602	$1,236,677	$10,796,852
Value	$17,818,452	$21,997,958	$1,018,916	$6,464,197	$1,056,793	$1,248,814	$9,852,514
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	17,818,452	21,997,958	1,018,916	6,464,197	1,056,793	1,248,814	9,852,514
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	90	4,910	-	1,417	-	-	510
Payable to C.M. Life Insurance Company	20	127	15	42	16	16	22
Total liabilities	110	5,037	15	1,459	16	16	532
NET ASSETS	$17,818,342	$21,992,921	$1,018,901	$6,462,738	$1,056,777	$1,248,798	$9,851,982
Net Assets:
Accumulation units - value	$17,797,711	$21,829,266	$1,018,901	$6,415,502	$1,056,777	$1,248,798	$9,834,969
Contracts in payout (annuitization) period	20,631	163,655	-	47,236	-	-	17,013
Net assets	$17,818,342	$21,992,921	$1,018,901	$6,462,738	$1,056,777	$1,248,798	$9,851,982
Outstanding units
Contract owners	390,706	497,132	27,874	393,262	25,196	42,996	476,735
UNIT VALUE
Panorama Premier	$44.21	$43.80	$35.90	$16.70	$41.04	$28.37	$21.92
Panorama Passage®
Tier 1	43.36	45.26	35.50	16.75	40.58	28.05	21.14
Tier 2	41.88	43.72	34.79	16.18	39.76	27.49	20.42
Tier 3	45.77	48.21	36.64	17.84	41.88	28.95	22.52
Tier 4	43.26	45.57	35.45	16.86	40.52	28.01	21.28
MassMutual Artistry	46.37	42.06	36.92	15.95	42.20	29.17	15.89

See Notes to Financial Statements

F-6

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2024

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
							(Initial Class)
ASSETS
Investments
Number of shares	6,711,455	339,907	2,247,720	797,385	26,155	1,314,937	1,450,725
Identified cost	$56,341,345	$3,105,888	$22,397,976	$7,968,340	$236,262	$15,623,015	$17,723,568
Value	$52,819,150	$2,960,590	$22,095,090	$6,825,613	$263,641	$22,616,921	$15,620,387
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	52,819,150	2,960,590	22,095,090	6,825,613	263,641	22,616,921	15,620,387
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	2,653	729	-	9,623	433
Payable to C.M. Life Insurance Company	11	9	55	29	8	180	27
Total liabilities	11	9	2,708	758	8	9,803	460
NET ASSETS	$52,819,139	$2,960,581	$22,092,382	$6,824,855	$263,633	$22,607,118	$15,619,927
Net Assets:
Accumulation units - value	$52,819,139	$2,960,581	$22,003,951	$6,797,631	$263,633	$22,228,783	$15,595,964
Contracts in payout (annuitization) period	-	-	88,431	27,224	-	378,335	23,963
Net assets	$52,819,139	$2,960,581	$22,092,382	$6,824,855	$263,633	$22,607,118	$15,619,927
Outstanding units
Contract owners	2,060,300	147,630	633,379	443,948	21,806	513,952	778,985
UNIT VALUE
Panorama Premier	$24.75	$19.63	$40.42	$14.92	$-	$46.45	$-
Panorama Passage®
Tier 1	24.38	19.37	30.99	14.63	-	46.66	19.30
Tier 2	23.73	18.93	29.94	14.13	-	45.07	18.64
Tier 3	25.43	20.10	33.01	15.44	-	49.70	20.56
Tier 4	24.34	19.35	31.21	14.60	-	46.97	19.43
MassMutual Artistry	25.69	20.28	29.82	15.64	12.09	38.62	19.81

See Notes to Financial Statements

F-7

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Service Class)
ASSETS
Investments
Number of shares	131,376	531,431	5,783,449	4,641,304	5,252,534	191,297	1,636,827
Identified cost	$1,613,173	$6,447,011	$75,634,120	$43,298,144	$51,306,875	$1,764,283	$16,072,319
Value	$1,409,071	$7,182,467	$65,526,482	$37,687,388	$47,482,907	$1,736,973	$18,970,759
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	1,409,071	7,182,467	65,526,482	37,687,388	47,482,907	1,736,973	18,970,759
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	3,872	14,008	12,562	-	31	668
Payable to C.M. Life Insurance Company	-	82	206	248	20	16	27
Total liabilities	-	3,954	14,214	12,810	20	47	695
NET ASSETS	$1,409,071	$7,178,513	$65,512,268	$37,674,578	$47,482,887	$1,736,926	$18,970,064
Net Assets:
Accumulation units - value	$1,409,071	$6,997,452	$65,041,626	$37,255,724	$47,341,274	$1,735,907	$18,925,612
Contracts in payout (annuitization) period	-	181,061	470,642	418,854	141,613	1,019	44,452
Net assets	$1,409,071	$7,178,513	$65,512,268	$37,674,578	$47,482,887	$1,736,926	$18,970,064
Outstanding units
Contract owners	111,036	352,254	746,185	579,090	2,122,495	157,889	336,203
UNIT VALUE
Panorama Premier	$12.69	$19.79	$113.00	$59.88	$21.66	$10.84	$60.60
Panorama Passage®
Tier 1	-	19.35	83.38	63.18	21.33	10.69	54.35
Tier 2	-	18.70	80.54	61.02	20.76	10.45	52.50
Tier 3	-	20.59	88.81	67.29	22.26	11.09	57.90
Tier 4	-	19.46	83.94	63.61	21.30	10.68	54.72
MassMutual Artistry	-	20.71	68.28	68.47	22.48	11.19	53.27

See Notes to Financial Statements

F-8

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
ASSETS
Investments
Number of shares	1,022,825	114,240	1,269,407	170,807	1,899,960	240,698	17,858,991
Identified cost	$12,015,749	$968,116	$12,396,409	$1,250,970	$29,697,188	$2,326,518	$17,858,991
Value	$11,096,714	$939,051	$11,678,540	$888,198	$31,634,341	$2,072,410	$17,858,991
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	229
Total assets	11,096,714	939,051	11,678,540	888,198	31,634,341	2,072,410	17,859,220
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,529	-	342	-	1,987	-	7,022
Payable to C.M. Life Insurance Company	75	-	16	-	44	8	1
Total liabilities	3,604	-	358	-	2,031	8	7,023
NET ASSETS	$11,093,110	$939,051	$11,678,182	$888,198	$31,632,310	$2,072,402	$17,852,197
Net Assets:
Accumulation units - value	$10,975,480	$939,051	$11,666,798	$888,198	$31,566,078	$2,068,031	$17,618,109
Contracts in payout (annuitization) period	117,630	-	11,384	-	66,232	4,371	234,088
Net assets	$11,093,110	$939,051	$11,678,182	$888,198	$31,632,310	$2,072,402	$17,852,197
Outstanding units
Contract owners	226,413	22,297	219,769	67,325	570,501	206,526	1,882,359
UNIT VALUE
Panorama Premier	$61.50	$-	$51.28	$-	$53.87	$9.85	$9.26
Panorama Passage®
Tier 1	54.10	-	50.29	-	52.83	9.73	9.12
Tier 2	52.25	-	48.57	-	51.03	9.54	8.88
Tier 3	57.62	-	53.09	-	55.77	10.05	9.52
Tier 4	54.47	-	50.18	-	52.71	9.72	9.11
MassMutual Artistry	39.23	42.12	53.78	13.19	56.50	10.12	9.62

See Notes to Financial Statements

F-9

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
ASSETS
Investments
Number of shares	194,430	129,877
Identified cost	$1,371,328	$1,376,502
Value	$1,081,029	$1,293,577
Receivable from C.M. Life Insurance Company	-	-
Total assets	1,081,029	1,293,577
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	15	-
Payable to C.M. Life Insurance Company	22	21
Total liabilities	37	21
NET ASSETS	$1,080,992	$1,293,556
Net Assets:
Accumulation units - value	$1,078,979	$1,293,556
Contracts in payout (annuitization) period	2,013	-
Net assets	$1,080,992	$1,293,556
Outstanding units
Contract owners	150,039	76,886
UNIT VALUE
Panorama Premier	$7.00	$16.48
Panorama Passage®
Tier 1	6.88	16.21
Tier 2	6.68	15.73
Tier 3	7.21	16.98
Tier 4	6.87	16.18
MassMutual Artistry	7.29	17.17

See Notes to Financial Statements

F-10

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Equity and Income Sub-Account
Investment income
Dividends	$204,788	$90,927	$-	$106,136	$-	$63,550	$356,855
Expenses
Mortality and expense risk charge and administrative charges	1,409,430	186,558	618,138	39,870	358,548	41,708	107,763
Net investment income (loss)	(1,204,642)	(95,631)	(618,138)	66,266	(358,548)	21,842	249,092
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,376,375	(450,406)	1,150,260	(80,050)	(174,446)	(5,005)	327,063
Realized gain distribution	12,933,187	932,502	-	-	-	135,261	295,362
Realized gain (loss)	20,309,562	482,096	1,150,260	(80,050)	(174,446)	130,256	622,425
Change in net unrealized appreciation
(depreciation) of investments	11,069,619	(721,024)	12,911,189	62,810	6,211,021	220,039	(197,741)
Net gain (loss) on investments	31,379,181	(238,928)	14,061,449	(17,240)	6,036,575	350,295	424,684
Net increase (decrease) in net assets resulting from operations	30,174,539	(334,559)	13,443,311	49,026	5,678,027	372,137	673,776
Capital transactions:
Transfers of net premiums	956,239	233,625	257,605	-	132,059	41,780	64,021
Transfers due to death benefits	(1,903,562)	(145,857)	(397,518)	(71,542)	(297,102)	(19,044)	(246,660)
Transfers due to annuity benefit payments	(35,155)	(8,158)	(42,996)	(13,134)	(23,399)	-	(8,683)
Transfers due to withdrawal of funds	(11,342,948)	(2,241,904)	(6,041,741)	(296,154)	(2,780,462)	(466,939)	(1,395,519)
Transfers due to loans, net of repayments	36,114	17,383	11,426	-	(1,152)	(1,024)	(842)
Transfers due to rider and contingent deferred sales charges	(11,811)	(349)	(2,701)	(359)	(1,264)	(253)	(506)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(4,691)	2,699	10,525	4,182	5,184	-	(69)
Transfers between Sub-Accounts and (to) from General Account	(1,521,627)	(181,094)	(666,742)	(6,696)	(126,141)	130,531	11,626
Net increase (decrease) in net assets
resulting from capital transactions	(13,827,441)	(2,323,655)	(6,872,142)	(383,703)	(3,092,277)	(314,949)	(1,576,632)
Total increase (decrease)	16,347,098	(2,658,214)	6,571,169	(334,677)	2,585,750	57,188	(902,856)
NET ASSETS, at beginning of the year	98,384,997	15,450,636	43,658,883	3,171,045	26,115,273	3,282,757	8,537,084
NET ASSETS, at end of the year	$114,732,095	$12,792,422	$50,230,052	$2,836,368	$28,701,023	$3,339,945	$7,634,228

See Notes to Financial Statements

F-11

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account
Investment income
Dividends	$-	$619,314	$-	$-	$-	$178,352	$301,911
Expenses
Mortality and expense risk charge and administrative charges	939,365	258,922	94,280	590,028	67,936	49,994	315,674
Net investment income (loss)	(939,365)	360,392	(94,280)	(590,028)	(67,936)	128,358	(13,763)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	306,626	(632,277)	69,086	(2,456,535)	(549,309)	-	(347,074)
Realized gain distribution	4,224,728	-	-	4,379,780	221,435	-	483,093
Realized gain (loss)	4,531,354	(632,277)	69,086	1,923,245	(327,874)	-	136,019
Change in net unrealized appreciation
(depreciation) of investments	6,607,933	656,143	274,993	7,586,121	1,874,593	-	2,789,718
Net gain (loss) on investments	11,139,287	23,866	344,079	9,509,366	1,546,719	-	2,925,737
Net increase (decrease) in net assets
resulting from operations	10,199,922	384,258	249,799	8,919,338	1,478,783	128,358	2,911,974
Capital transactions:
Transfers of net premiums	645,775	276,523	98,915	128,791	55,944	26,319	781,449
Transfers due to death benefits	(857,512)	(256,918)	(98,107)	(491,712)	(61,570)	(52,197)	(19,495)
Transfers due to annuity benefit payments	(60,910)	(16,107)	(563)	(41,147)	(1,284)	(741)	-
Transfers due to withdrawal of funds	(8,489,398)	(2,623,651)	(717,140)	(4,802,339)	(627,548)	(700,844)	(4,730,475)
Transfers due to loans, net of repayments	57,730	12,774	1,762	1,365	(2,802)	4,411	87,298
Transfers due to rider and contingent deferred sales charges	(4,026)	(1,691)	(431)	(2,183)	(315)	(287)	(69)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	9,881	7,410	(908)	6,928	(96)	54	-
Transfers between Sub-Accounts and (to) from General Account	(819,007)	698,236	35,828	(363,854)	(172,143)	(9,174)	360,691
Net increase (decrease) in net assets
resulting from capital transactions	(9,517,467)	(1,903,424)	(680,644)	(5,564,151)	(809,814)	(732,459)	(3,520,601)
Total increase (decrease)	682,455	(1,519,166)	(430,845)	3,355,187	668,969	(604,101)	(608,627)
NET ASSETS, at beginning of the year	71,804,262	21,307,017	7,157,025	41,997,358	4,760,742	4,259,897	25,714,107
NET ASSETS, at end of the year	$72,486,717	$19,787,851	$6,726,180	$45,352,545	$5,429,711	$3,655,796	$25,105,480

See Notes to Financial Statements

F-12

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account
Investment income
Dividends	$202,019	$-	$437,252	$1,059,932	$-	$364,583	$582,370
Expenses
Mortality and expense risk charge and administrative charges	134,987	90,193	230,048	716,637	411,649	176,832	373,140
Net investment income (loss)	67,032	(90,193)	207,204	343,295	(411,649)	187,751	209,230
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(278,253)	181,263	(551,251)	40,877	437,229	(621,505)	437,199
Realized gain distribution	190,111	584,935	-	529,221	2,346,187	-	310,171
Realized gain (loss)	(88,142)	766,198	(551,251)	570,098	2,783,416	(621,505)	747,370
Change in net unrealized appreciation
(depreciation) of investments	1,196,397	1,277,867	1,534,793	6,143,928	6,973,271	1,196,155	3,931,571
Net gain (loss) on investments	1,108,255	2,044,065	983,542	6,714,026	9,756,687	574,650	4,678,941
Net increase (decrease) in net assets
resulting from operations	1,175,287	1,953,872	1,190,746	7,057,321	9,345,038	762,401	4,888,171
Capital transactions:
Transfers of net premiums	445,516	210,597	378,656	498,793	489,283	322,687	250,185
Transfers due to death benefits	-	-	(171,375)	(1,500,130)	(142,743)	(53,655)	(156,697)
Transfers due to annuity benefit payments	-	-	(19,789)	(68,273)	(2,901)	(14,064)	(41,151)
Transfers due to withdrawal of funds	(3,119,594)	(1,014,058)	(3,141,537)	(6,831,213)	(3,543,437)	(3,162,707)	(3,913,027)
Transfers due to loans, net of repayments	(1,318)	(1,032)	19,216	18,168	8,408	15,650	11,590
Transfers due to rider and contingent deferred sales charges	-	-	(463)	(1,700)	(2,175)	(23)	(956)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	2,136	14,641	837	4,971	5,401
Transfers between Sub-Accounts and (to) from General Account	176,393	125,334	42,673	57,967	(508,934)	(155,606)	(150,322)
Net increase (decrease) in net assets
resulting from capital transactions	(2,499,003)	(679,159)	(2,890,483)	(7,811,747)	(3,701,662)	(3,042,747)	(3,994,977)
Total increase (decrease)	(1,323,716)	1,274,713	(1,699,737)	(754,426)	5,643,376	(2,280,346)	893,194
NET ASSETS, at beginning of the year	11,664,483	7,017,970	19,178,979	56,973,917	29,063,330	15,013,423	28,366,116
NET ASSETS, at end of the year	$10,340,767	$8,292,683	$17,479,242	$56,219,491	$34,706,706	$12,733,077	$29,259,310

See Notes to Financial Statements

F-13

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
Investment income
Dividends	$375,026	$206,422	$8,467	$208,841	$6,216	$10,210	$98,989
Expenses
Mortality and expense risk charge and administrative charges	229,682	280,625	13,109	86,686	13,140	15,479	138,453
Net investment income (loss)	145,344	(74,203)	(4,642)	122,155	(6,924)	(5,269)	(39,464)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(237,319)	859,339	47,642	9,721	39,373	49,618	(2,390,533)
Realized gain distribution	1,224,106	647,402	50,793	-	92,435	101,244	499,607
Realized gain (loss)	986,787	1,506,741	98,435	9,721	131,808	150,862	(1,890,926)
Change in net unrealized appreciation
(depreciation) of investments	677,320	3,027,811	(9,650)	41,931	88,693	18,702	2,380,239
Net gain (loss) on investments	1,664,107	4,534,552	88,785	51,652	220,501	169,564	489,313
Net increase (decrease) in net assets
resulting from operations	1,809,451	4,460,349	84,143	173,807	213,577	164,295	449,849
Capital transactions:
Transfers of net premiums	229,798	168,054	10,371	78,068	37,356	27,430	34,837
Transfers due to death benefits	(368,195)	(846,163)	-	(40,059)	-	-	(219,718)
Transfers due to annuity benefit payments	(5,804)	(20,231)	-	(5,377)	-	-	(2,036)
Transfers due to withdrawal of funds	(2,028,366)	(2,710,380)	(41,074)	(877,560)	(256,723)	(164,863)	(1,168,648)
Transfers due to loans, net of repayments	11,549	108	353	6,346	1,393	(45,072)	1,437
Transfers due to rider and contingent deferred sales charges	(1,107)	(766)	-	(571)	(24)	(13)	(574)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	396	1,930	-	922	-	-	486
Transfers between Sub-Accounts and (to) from General Account	174,753	(31,573)	(69,499)	64,515	(11,018)	39,039	37,394
Net increase (decrease) in net assets
resulting from capital transactions	(1,986,976)	(3,439,021)	(99,849)	(773,716)	(229,016)	(143,479)	(1,316,822)
Total increase (decrease)	(177,525)	1,021,328	(15,706)	(599,909)	(15,439)	20,816	(866,973)
NET ASSETS, at beginning of the year	17,995,867	20,971,593	1,034,607	7,062,647	1,072,216	1,227,982	10,718,955
NET ASSETS, at end of the year	$17,818,342	$21,992,921	$1,018,901	$6,462,738	$1,056,777	$1,248,798	$9,851,982

See Notes to Financial Statements

F-14

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
			-	-			(Initial Class)
Investment income
Dividends	$861,762	$167,983	$473,092	$313,325	$3,946	$-	$731,807
Expenses
Mortality and expense risk charge and administration charges	647,088	35,812	290,780	89,113	3,370	266,307	196,020
Net investment income (loss)	214,674	132,171	182,312	224,212	576	(266,307)	535,787
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,133,343)	(51,848)	(262,426)	(238,139)	1,647	1,069,733	(380,991)
Realized gain distribution	34,324	-	2,964,039	-	-	1,600,306	-
Realized gain (loss)	(1,099,019)	(51,848)	2,701,613	(238,139)	1,647	2,670,039	(380,991)
Change in net unrealized appreciation
(depreciation) of investments	5,876,179	131,168	(45,406)	115,692	(3,105)	3,408,600	263,964
Net gain (loss) on investments	4,777,160	79,320	2,656,207	(122,447)	(1,458)	6,078,639	(117,027)
Net increase (decrease) in net assets
resulting from operations	4,991,834	211,491	2,838,519	101,765	(882)	5,812,332	418,760
Capital transactions:
Transfers of net premiums	1,568,367	105,172	106,064	124,761	19,217	87,284	310,780
Transfers due to death benefits	(16,265)	(4,742)	(321,101)	(235,562)	-	(135,097)	(169,016)
Transfers due to annuity benefit payments	-	-	(9,326)	(2,964)	-	(35,510)	(4,170)
Transfers due to withdrawal of funds	(5,578,121)	(397,593)	(2,385,270)	(1,039,948)	(32,789)	(2,162,147)	(1,898,832)
Transfers due to loans, net of repayments	37,322	4,285	(2,854)	3,555	(330)	13,723	(1,984)
Transfers due to rider and contingent deferred sales charges	(178)	(157)	(1,265)	(310)	-	(1,786)	(1,977)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	889	913	-	9,257	3,897
Transfers between Sub-Accounts and (to) from General Account	(664,087)	144,137	(27,403)	310,821	(1,947)	141,183	327,864
Net increase (decrease) in net assets
resulting from capital transactions	(4,652,962)	(148,898)	(2,640,266)	(838,734)	(15,849)	(2,083,093)	(1,433,438)
Total increase (decrease)	338,872	62,593	198,253	(736,969)	(16,731)	3,729,239	(1,014,678)
NET ASSETS, at beginning of the year	52,480,267	2,897,988	21,894,129	7,561,824	280,364	18,877,879	16,634,605
NET ASSETS, at end of the year	$52,819,139	$2,960,581	$22,092,382	$6,824,855	$263,633	$22,607,118	$15,619,927

See Notes to Financial Statements

F-15

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Service Class)
Investment income
Dividends	$69,361	$43,566	$-	$701,565	$1,041,433	$64,832	$-
Expenses
Mortality and expense risk charge and administration charges	21,462	92,419	857,590	490,638	593,198	22,909	241,084
Net investment income (loss)	47,899	(48,853)	(857,590)	210,927	448,235	41,923	(241,084)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(77,780)	7,638	(3,373,845)	(1,975,740)	(1,370,625)	(13,758)	833,674
Realized gain distribution	-	230,662	3,622,069	1,423,598	-	-	1,193,028
Realized gain (loss)	(77,780)	238,300	248,224	(552,142)	(1,370,625)	(13,758)	2,026,702
Change in net unrealized appreciation
(depreciation) of investments	62,328	742,639	6,841,351	3,090,034	4,522,444	53,903	306,445
Net gain (loss) on investments	(15,452)	980,939	7,089,575	2,537,892	3,151,819	40,145	2,333,147
Net increase (decrease) in net assets
resulting from operations	32,447	932,086	6,231,985	2,748,819	3,600,054	82,068	2,092,063
Capital transactions:
Transfers of net premiums	8,023	61,733	434,649	420,130	1,318,438	18,755	233,253
Transfers due to death benefits	(41,163)	(73,250)	(895,143)	(327,444)	(335,266)	(5,275)	(88,049)
Transfers due to annuity benefit payments	-	(18,000)	(52,002)	(42,601)	(14,747)	(192)	(9,853)
Transfers due to withdrawal of funds	(408,086)	(1,348,828)	(7,059,620)	(4,615,097)	(6,520,114)	(250,113)	(2,269,366)
Transfers due to loans, net of repayments	-	6,288	11,997	16,903	45,085	3,295	16,173
Transfers due to rider and contingent deferred sales charges	(80)	(1,178)	(2,926)	(3,656)	(555)	(28)	(1,857)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	6,510	7,769	10,515	4,652	32	791
Transfers between Sub-Accounts and (to) from General Account	26,798	126,323	(585,648)	(123,690)	(219,775)	99,084	(307,286)
Net increase (decrease) in net assets
resulting from capital transactions	(414,508)	(1,240,402)	(8,140,924)	(4,664,940)	(5,722,282)	(134,442)	(2,426,194)
Total increase (decrease)	(382,061)	(308,316)	(1,908,939)	(1,916,121)	(2,122,228)	(52,374)	(334,131)
NET ASSETS, at beginning of the year	1,791,132	7,486,829	67,421,207	39,590,699	49,605,115	1,789,300	19,304,195
NET ASSETS, at end of the year	$1,409,071	$7,178,513	$65,512,268	$37,674,578	$47,482,887	$1,736,926	$18,970,064

See Notes to Financial Statements

F-16

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
Investment income
Dividends	$5,377	$9,706	$98,136	$4,074	$317,380	$75,494	$844,303
Expenses
Mortality and expense risk charge and administration charges	148,028	10,683	144,243	10,858	397,021	25,753	226,184
Net investment income (loss)	(142,651)	(977)	(46,107)	(6,784)	(79,641)	49,741	618,119
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(889,530)	(104,608)	(519,490)	(85,031)	2,106,475	(111,897)	-
Realized gain distribution	-	-	743,644	-	1,518,830	-	-
Realized gain (loss)	(889,530)	(104,608)	224,154	(85,031)	3,625,305	(111,897)	-
Change in net unrealized appreciation
(depreciation) of investments	2,028,117	154,742	834,726	67,148	1,794,581	38,737	-
Net gain (loss) on investments	1,138,587	50,134	1,058,880	(17,883)	5,419,886	(73,160)	-
Net increase (decrease) in net assets
resulting from operations	995,936	49,157	1,012,773	(24,667)	5,340,245	(23,419)	618,119
Capital transactions:
Transfers of net premiums	114,646	29,476	196,594	30,745	216,886	45,523	254,031
Transfers due to death benefits	(152,133)	-	(32,865)	-	(323,784)	(1,007)	(239,846)
Transfers due to annuity benefit payments	(12,369)	-	(1,359)	-	(7,677)	(848)	(21,837)
Transfers due to withdrawal of funds	(1,685,737)	(153,703)	(1,345,611)	(64,895)	(3,316,344)	(397,292)	(3,005,611)
Transfers due to loans, net of repayments	(613)	463	11,969	(721)	21,001	2,097	19,717
Transfers due to rider and contingent deferred sales charges	(597)	-	(445)	-	(2,162)	(10)	(761)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	3,506	-	194	-	1,920	153	4,538
Transfers between Sub-Accounts and (to) from General Account	57,533	93,516	112,959	64,753	(414,876)	378,418	1,372,430
Net increase (decrease) in net assets
resulting from capital transactions	(1,675,764)	(30,248)	(1,058,564)	29,882	(3,825,036)	27,034	(1,617,339)
Total increase (decrease)	(679,828)	18,909	(45,791)	5,215	1,515,209	3,615	(999,220)
NET ASSETS, at beginning of the year	11,772,938	920,142	11,723,973	882,983	30,117,101	2,068,787	18,851,417
NET ASSETS, at end of the year	$11,093,110	$939,051	$11,678,182	$888,198	$31,632,310	$2,072,402	$17,852,197

See Notes to Financial Statements

F-17

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
Investment income
Dividends	$22,186	$40,425
Expenses
Mortality and expense risk charge and administration charges	13,641	18,339
Net investment income (loss)	8,545	22,086
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(51,803)	(49,432)
Realized gain distribution	-	-
Realized gain (loss)	(51,803)	(49,432)
Change in net unrealized appreciation (depreciation) of investments	73,338	10,788
Net gain (loss) on investments	21,535	(38,644)
Net increase (decrease) in net assets resulting from operations	30,080	(16,558)
Capital transactions:
Transfers of net premiums	46,776	18,985
Transfers due to death benefits	(1,838)	(5,900)
Transfers due to annuity benefit payments	(221)	-
Transfers due to withdrawal of funds	(175,311)	(261,532)
Transfers due to loans, net of repayments	(1,491)	1,589
Transfers due to rider and contingent deferred sales charges	(13)	(174)
Transfers due to net charge (credit) to annuitant mortality fluctuation	59	-
Transfers between Sub-Accounts and (to) from General Account	43,515	496
Net increase (decrease) in net assets resulting from capital transactions	(88,524)	(246,536)
Total increase (decrease)	(58,444)	(263,094)
NET ASSETS, at beginning of the year	1,139,436	1,556,650
NET ASSETS, at end of the year	$1,080,992	$1,293,556

See Notes to Financial Statements

F-18

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
Investment income
Dividends	$439,250	$87,627	$-	$159,030	$81,670	$-	$64,044
Expenses
Mortality and expense risk charge and administrative charges	1,141,351	185,683	507,050	115,224	42,532	325,212	39,381
Net investment income (loss)	(702,101)	(98,056)	(507,050)	43,806	39,138	(325,212)	24,663
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,185,516	(384,814)	(1,647,191)	224,384	(67,652)	(937,644)	(33,355)
Realized gain distribution	3,199,017	-	-	-	-	-	263,752
Realized gain (loss)	5,384,533	(384,814)	(1,647,191)	224,384	(67,652)	(937,644)	230,397
Change in net unrealized appreciation
(depreciation) of investments	20,268,649	3,102,059	13,809,666	642,501	175,555	4,099,376	(26,982)
Net gain (loss) on investments	25,653,182	2,717,245	12,162,475	866,885	107,903	3,161,732	203,415
Net increase (decrease) in net assets
resulting from operations	24,951,081	2,619,189	11,655,425	910,691	147,041	2,836,520	228,078
Capital transactions:
Transfers of net premiums	1,002,797	212,538	311,042	29,988	-	142,748	56,311
Transfers due to death benefits	(1,316,344)	(240,306)	(721,927)	(301,787)	(42,985)	(332,104)	(14,946)
Transfers due to annuity benefit payments	(19,276)	(4,135)	(32,571)	(15,524)	(12,706)	(19,301)	-
Transfers due to withdrawal of funds	(7,755,495)	(957,110)	(3,555,145)	(829,960)	(224,797)	(2,274,812)	(333,963)
Transfers due to loans, net of repayments	25,327	6,409	16,438	(591)	-	39,461	2,775
Transfers due to rider and contingent deferred sales charges	(9,024)	(413)	(2,222)	(499)	(348)	(1,153)	(262)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(27,056)	(3,093)	766	(3,387)	2,438	1,303	-
Transfers between Sub-Accounts and (to) from General Account	(449,664)	(44,793)	(348,186)	(62,513)	(443)	3,456	183,897
Net increase (decrease) in net assets
resulting from capital transactions	(8,548,735)	(1,030,903)	(4,331,805)	(1,184,273)	(278,841)	(2,440,402)	(106,188)
Total increase (decrease)	16,402,346	1,588,286	7,323,620	(273,582)	(131,800)	396,118	121,890
NET ASSETS, at beginning of the year	81,982,651	13,862,350	36,335,263	8,810,666	3,302,845	25,719,155	3,160,867
NET ASSETS, at end of the year	$98,384,997	$15,450,636	$43,658,883	$8,537,084	$3,171,045	$26,115,273	$3,282,757

 See Notes to Financial Statements

F-19

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account
Investment income
Dividends	$149,908	$-	$-	$336,472	$-	$192,019	$710,278
Expenses
Mortality and expense risk charge and administrative charges	826,935	269,789	90,631	521,994	55,520	54,819	290,677
Net investment income (loss)	(677,027)	(269,789)	(90,631)	(185,522)	(55,520)	137,200	419,601
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	165,319	(951,564)	(145,356)	(2,858,881)	(584,961)	-	(386,209)
Realized gain distribution	7,580,833	-	-	2,735,944	-	-	2,924,271
Realized gain (loss)	7,746,152	(951,564)	(145,356)	(122,937)	(584,961)	-	2,538,062
Change in net unrealized appreciation
(depreciation) of investments	11,719,825	2,785,724	348,124	8,207,764	2,249,481	-	897,283
Net gain (loss) on investments	19,465,977	1,834,160	202,768	8,084,827	1,664,520	-	3,435,345
Net increase (decrease) in net assets
resulting from operations	18,788,950	1,564,371	112,137	7,899,305	1,609,000	137,200	3,854,946
Capital transactions:
Transfers of net premiums	627,734	268,217	118,524	203,613	56,438	51,270	824,328
Transfers due to death benefits	(645,300)	(246,917)	(102,683)	(488,067)	(164,451)	(29,266)	(442)
Transfers due to annuity benefit payments	(45,402)	(28,930)	(2,285)	(59,043)	(16,475)	(11,129)	-
Transfers due to withdrawal of funds	(5,171,451)	(2,474,451)	(584,608)	(3,611,069)	(439,199)	(486,410)	(1,579,524)
Transfers due to loans, net of repayments	33,121	8,316	4,141	19,451	571	12,573	(1,673)
Transfers due to rider and contingent deferred sales charges	(3,520)	(1,667)	(433)	(1,774)	(240)	(293)	(87)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(11,468)	157	(368)	(10,786)	(322)	(295)	-
Transfers between Sub-Accounts and (to) from General Account	(1,059,070)	(57,072)	(50,703)	(418,691)	(55,948)	132,087	(743,594)
Net increase (decrease) in net assets
resulting from capital transactions	(6,275,356)	(2,532,347)	(618,415)	(4,366,366)	(619,626)	(331,463)	(1,500,992)
Total increase (decrease)	12,513,594	(967,976)	(506,278)	3,532,939	989,374	(194,263)	2,353,954
NET ASSETS, at beginning of the year	59,290,668	22,274,993	7,663,303	38,464,419	3,771,368	4,454,160	23,360,153
NET ASSETS, at end of the year	$71,804,262	$21,307,017	$7,157,025	$41,997,358	$4,760,742	$4,259,897	$25,714,107

See Notes to Financial Statements

F-20

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account
Investment income
Dividends	$458,205	$92,084	$613,023	$944,165	$-	$485,075	$586,788
Expenses
Mortality and expense risk charge and administrative charges	139,461	74,264	242,128	692,792	321,901	179,367	346,679
Net investment income (loss)	318,744	17,820	370,895	251,373	(321,901)	305,708	240,109
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(470,694)	(54,731)	(672,113)	(1,690,856)	(243,144)	(655,539)	(107,403)
Realized gain distribution	1,349,562	982,566	1,575,805	-	-	1,088,621	2,236,042
Realized gain (loss)	878,868	927,835	903,692	(1,690,856)	(243,144)	433,082	2,128,639
Change in net unrealized appreciation
(depreciation) of investments	210,679	1,006,564	773,405	9,744,292	10,299,428	678,953	(262,059)
Net gain (loss) on investments	1,089,547	1,934,399	1,677,097	8,053,436	10,056,284	1,112,035	1,866,580
Net increase (decrease) in net assets
resulting from operations	1,408,291	1,952,219	2,047,992	8,304,809	9,734,383	1,417,743	2,106,689
Capital transactions:
Transfers of net premiums	474,858	235,993	379,115	1,375,349	480,074	398,036	174,614
Transfers due to death benefits	(16,089)	(170,255)	(276,104)	(571,492)	(160,280)	(65,765)	(324,739)
Transfers due to annuity benefit payments	-	-	(19,159)	(54,969)	(2,221)	(13,881)	(32,329)
Transfers due to withdrawal of funds	(1,883,752)	(587,895)	(2,760,736)	(5,394,748)	(1,790,808)	(2,581,652)	(2,409,458)
Transfers due to loans, net of repayments	23,914	4,916	28,078	17,166	12,915	(46,444)	20,467
Transfers due to rider and contingent deferred sales charges	-	-	(467)	(1,493)	(1,594)	(23)	(870)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	2,336	(11,001)	(5,021)	4,084	(401)
Transfers between Sub-Accounts and (to) from General Account	147,337	228,846	(277,021)	(97,388)	(113,096)	925,230	(280,328)
Net increase (decrease) in net assets
resulting from capital transactions	(1,253,732)	(288,395)	(2,923,958)	(4,738,576)	(1,580,031)	(1,380,415)	(2,853,044)
Total increase (decrease)	154,559	1,663,824	(875,966)	3,566,233	8,154,352	37,328	(746,355)
NET ASSETS, at beginning of the year	11,509,924	5,354,146	20,054,945	53,407,684	20,908,978	14,976,095	29,112,471
NET ASSETS, at end of the year	$11,664,483	$7,017,970	$19,178,979	$56,973,917	$29,063,330	$15,013,423	$28,366,116

See Notes to Financial Statements

F-21

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
Investment income
Dividends	$396,924	$250,826	$7,769	$96,599	$7,558	$13,819	$89,167
Expenses
Mortality and expense risk charge and administrative charges	217,792	250,210	12,193	85,803	12,200	15,904	140,456
Net investment income (loss)	179,132	616	(4,424)	10,796	(4,642)	(2,085)	(51,289)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(283,320)	410,626	18,554	(138,409)	(11,447)	(63,729)	(2,440,020)
Realized gain distribution	1,426,523	1,854,461	91,626	-	-	77,120	615,538
Realized gain (loss)	1,143,203	2,265,087	110,180	(138,409)	(11,447)	13,391	(1,824,482)
Change in net unrealized appreciation
(depreciation) of investments	73,327	1,954,135	(26,168)	1,086,809	215,367	121,426	3,177,148
Net gain (loss) on investments	1,216,530	4,219,222	84,012	948,400	203,920	134,817	1,352,666
Net increase (decrease) in net assets
resulting from operations	1,395,662	4,219,838	79,588	959,196	199,278	132,732	1,301,377
Capital transactions:
Transfers of net premiums	230,366	189,763	12,146	78,715	66,666	39,426	43,512
Transfers due to death benefits	(191,118)	(387,556)	(7,426)	(85,739)	-	-	(326,746)
Transfers due to annuity benefit payments	(1,290)	(14,578)	-	(4,807)	-	-	(1,861)
Transfers due to withdrawal of funds	(1,652,974)	(1,585,213)	(85,525)	(562,402)	(109,971)	(221,721)	(960,724)
Transfers due to loans, net of repayments	1,467	767	(3,780)	9,291	(3,435)	(85)	4,034
Transfers due to rider and contingent deferred sales charges	(1,026)	(593)	-	(588)	(20)	(11)	(546)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(6,683)	(4,514)	-	580	-	-	215
Transfers between Sub-Accounts and (to) from General Account	51,077	485,909	126,737	(162,672)	(21,288)	(116,353)	(52,338)
Net increase (decrease) in net assets
resulting from capital transactions	(1,570,181)	(1,316,015)	42,152	(727,622)	(68,048)	(298,744)	(1,294,454)
Total increase (decrease)	(174,519)	2,903,823	121,740	231,574	131,230	(166,012)	6,923
NET ASSETS, at beginning of the year	18,170,386	18,067,770	912,867	6,831,073	940,986	1,393,994	10,712,032
NET ASSETS, at end of the year	$17,995,867	$20,971,593	$1,034,607	$7,062,647	$1,072,216	$1,227,982	$10,718,955

See Notes to Financial Statements

F-22

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
				MML
	MML		MML	Inflation-	MML	MML	MML
	Growth	MML	Income	Protected	International	Large Cap	Managed
	Allocation	High Yield	& Growth	and Income	Equity	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
							(Initial Class)
Investment income
Dividends	$1,498,487	$194,983	$445,225	$350,107	$3,322	$-	$673,767
Expenses
Mortality and expense risk charge and administrative charges	608,259	34,411	273,636	95,859	3,362	210,175	205,809
Net investment income (loss)	890,228	160,572	171,589	254,248	(40)	(210,175)	467,958
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,823,142)	(80,005)	(141,043)	(235,128)	4,127	241,259	(523,143)
Realized gain distribution	6,527,848	-	2,686,873	-	-	1,140,158	-
Realized gain (loss)	4,704,706	(80,005)	2,545,830	(235,128)	4,127	1,381,417	(523,143)
Change in net unrealized appreciation
(depreciation) of investments	1,397,860	221,055	(1,121,717)	295,405	37,764	5,220,431	933,528
Net gain (loss) on investments	6,102,566	141,050	1,424,113	60,277	41,891	6,601,848	410,385
Net increase (decrease) in net assets
resulting from operations	6,992,794	301,622	1,595,702	314,525	41,851	6,391,673	878,343
Capital transactions:
Transfers of net premiums	1,592,950	95,185	170,372	136,362	15,601	143,031	281,515
Transfers due to death benefits	(46,665)	(12,477)	(207,683)	(105,280)	-	(307,973)	(261,685)
Transfers due to annuity benefit payments	-	-	(7,004)	(2,982)	-	(27,713)	(1,360)
Transfers due to withdrawal of funds	(5,639,220)	(301,877)	(1,936,448)	(978,723)	(38,862)	(1,011,683)	(2,319,885)
Transfers due to loans, net of repayments	31,510	3,075	11,044	5,596	182	4,057	14,055
Transfers due to rider and contingent deferred sales charges	(131)	(172)	(1,154)	(325)	-	(1,381)	(2,060)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	(3,745)	367	-	4,564	(1,371)
Transfers between Sub-Accounts and (to) from General Account	(277,162)	126,052	(42,480)	29,682	(1,422)	529,042	366,038
Net increase (decrease) in net assets
resulting from capital transactions	(4,338,718)	(90,214)	(2,017,098)	(915,303)	(24,501)	(668,056)	(1,924,753)
Total increase (decrease)	2,654,076	211,408	(421,396)	(600,778)	17,350	5,723,617	(1,046,410)
NET ASSETS, at beginning of the year	49,826,191	2,686,580	22,315,525	8,162,602	263,014	13,154,262	17,681,015
NET ASSETS, at end of the year	$52,480,267	$2,897,988	$21,894,129	$7,561,824	$280,364	$18,877,879	$16,634,605

See Notes to Financial Statements

F-23

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Service Class)
Investment income
Dividends	$67,227	$43,336	$-	$1,022,155	$1,627,216	$64,890	$231,754
Expenses
Mortality and expense risk charge and administrative charges	24,535	94,355	826,644	491,549	596,059	24,527	225,450
Net investment income (loss)	42,692	(51,019)	(826,644)	530,606	1,031,157	40,363	6,304
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(66,239)	(62,863)	(4,211,991)	(924,680)	(1,662,438)	(51,635)	312,022
Realized gain distribution	-	1,375,155	-	6,138,627	4,901,596	-	-
Realized gain (loss)	(66,239)	1,312,292	(4,211,991)	5,213,947	3,239,158	(51,635)	312,022
Change in net unrealized appreciation
(depreciation) of investments	112,655	(438,074)	17,512,317	(3,975,327)	1,569,486	109,616	2,465,836
Net gain (loss) on investments	46,416	874,218	13,300,326	1,238,620	4,808,644	57,981	2,777,858
Net increase (decrease) in net assets
resulting from operations	89,108	823,199	12,473,682	1,769,226	5,839,801	98,344	2,784,162
Capital transactions:
Transfers of net premiums	8,306	72,754	485,869	345,932	1,597,449	16,497	183,710
Transfers due to death benefits	(5,048)	(102,881)	(1,006,592)	(305,462)	(52,122)	(7,662)	(58,388)
Transfers due to annuity benefit payments	-	(16,141)	(46,921)	(37,243)	(14,244)	(189)	(3,193)
Transfers due to withdrawal of funds	(339,527)	(659,826)	(5,991,742)	(3,392,061)	(6,221,374)	(434,115)	(1,496,857)
Transfers due to loans, net of repayments	-	8,159	12,799	14,186	(6,825)	591	8,848
Transfers due to rider and contingent deferred sales charges	(76)	(1,117)	(2,864)	(3,455)	(518)	(41)	(1,627)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	4,226	(6)	696	4,109	29	(3,194)
Transfers between Sub-Accounts and (to) from General Account	77,859	(131,489)	(814,188)	64,794	(994,637)	114,858	282,720
Net increase (decrease) in net assets
resulting from capital transactions	(258,486)	(826,315)	(7,363,645)	(3,312,613)	(5,688,162)	(310,032)	(1,087,981)
Total increase (decrease)	(169,378)	(3,116)	5,110,037	(1,543,387)	151,639	(211,688)	1,696,181
NET ASSETS, at beginning of the year	1,960,510	7,489,945	62,311,170	41,134,086	49,453,476	2,000,988	17,608,014
NET ASSETS, at end of the year	$1,791,132	$7,486,829	$67,421,207	$39,590,699	$49,605,115	$1,789,300	$19,304,195

See Notes to Financial Statements

F-24

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
Investment income
Dividends	$–	$7,499	$117,798	$–	$270,773	$43,149	$866,569
Expenses
Mortality and expense risk charge and administrative charges	142,540	10,204	132,572	10,581	352,200	24,658	240,434
Net investment income (loss)	(142,540)	(2,705)	(14,774)	(10,581)	(81,427)	18,491	626,135
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(756,371)	(156,418)	(404,248)	(170,277)	1,889,152	(127,627)	(3)
Realized gain distribution	-	2,222	1,355,522	-	8,684,118	-	-
Realized gain (loss)	(756,371)	(154,196)	951,274	(170,277)	10,573,270	(127,627)	(3)
Change in net unrealized appreciation
(depreciation) of investments	2,529,283	273,393	689,565	260,194	(4,591,621)	187,861	3
Net gain (loss) on investments	1,772,912	119,197	1,640,839	89,917	5,981,649	60,234	-
Net increase (decrease) in net assets
resulting from operations	1,630,372	116,492	1,626,065	79,336	5,900,222	78,725	626,135
Capital transactions:
Transfers of net premiums	95,444	35,464	189,595	30,734	211,702	45,107	245,378
Transfers due to death benefits	(281,592)	-	(129,768)	-	(298,192)	-	(169,542)
Transfers due to annuity benefit payments	(11,115)	-	(1,217)	-	(7,731)	(856)	(31,008)
Transfers due to withdrawal of funds	(1,193,718)	(92,781)	(856,304)	(98,113)	(2,514,860)	(457,427)	(2,338,213)
Transfers due to loans, net of repayments	2,596	811	4,693	1,219	15,716	488	15,952
Transfers due to rider and contingent deferred sales charges	(530)	-	(385)	-	(1,850)	(3)	(1,257)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	1,886	-	(101)	-	(8,089)	141	(4,787)
Transfers between Sub-Accounts and (to) from General Account	155,005	1,330	244,029	(14,849)	(265,791)	382,453	341,960
Net increase (decrease) in net assets
resulting from capital transactions	(1,232,024)	(55,176)	(549,458)	(81,009)	(2,869,095)	(30,097)	(1,941,517)
Total increase (decrease)	398,348	61,316	1,076,607	(1,673)	3,031,127	48,628	(1,315,382)
NET ASSETS, at beginning of the year	11,374,590	858,826	10,647,366	884,656	27,085,974	2,020,159	20,166,799
NET ASSETS, at end of the year	$11,772,938	$920,142	$11,723,973	$882,983	$30,117,101	$2,068,787	$18,851,417

See Notes to Financial Statements

F-25

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
Investment income
Dividends	$297,231	$28,442
Expenses
Mortality and expense risk charge and administrative charges	20,198	20,069
Net investment income (loss)	277,033	8,373
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(465,926)	(80,023)
Realized gain distribution	-	17,031
Realized gain (loss)	(465,926)	(62,992)
Change in net unrealized appreciation (depreciation) of investments	3,239	205,575
Net gain (loss) on investments	(462,687)	142,583
Net increase (decrease) in net assets resulting from operations	(185,654)	150,956
Capital transactions:
Transfers of net premiums	30,065	20,075
Transfers due to death benefits	(12,520)	(9,102)
Transfers due to annuity benefit payments	(234)	-
Transfers due to withdrawal of funds	(259,957)	(124,402)
Transfers due to loans, net of repayments	2,159	315
Transfers due to rider and contingent deferred sales charges	(16)	(160)
Transfers due to net charge (credit) to annuitant mortality fluctuation	60	4
Transfers between Sub-Accounts and (to) from General Account	(567,621)	(105,147)
Net increase (decrease) in net assets resulting from capital transactions	(808,064)	(218,417)
Total increase (decrease)	(993,718)	(67,461)
NET ASSETS, at beginning of the year	2,133,154	1,624,111
NET ASSETS, at end of the year	$1,139,436	$1,556,650

See Notes to Financial Statements

F-26

C. M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three products within the Separate Account: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three products, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2024, the Separate Account consists of fifty-one sub-accounts which invest in the following mutual funds. All of the sub-account/funds may not be available through each of the products within the Separate Account:

The sub-account listed in the first column
	Sub-Accounts	invests in the fund in this column
	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Fund[2]
	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[2]
	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Fund[2]
	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund[2]
	Invesco V.I. Equity and Income Sub-Account	Invesco V.I. Equity and Income Fund[2,6]
	Invesco V.I. Global Sub-Account	Invesco V.I. Global Fund[2]
	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Fund[2]
	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Fund[2]
	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Fund®[2]
	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund[2]
	Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Portfolio[2]
	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund[3]
	MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[3]
	MML American Funds Growth Sub-Account	MML American Funds Growth Fund[3]
	MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund[3]
	MML Blend Sub-Account	MML Blend Fund[3]
	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund[3]
	MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund[3]
	MML Equity Sub-Account	MML Equity Fund[3]
	MML Equity Income Sub-Account	MML Equity Income Fund[3]
	MML Equity Index Sub-Account	MML Equity Index Fund[3]
	MML Focused Equity Sub-Account	MML Focused Equity Fund[3]
F-27

Notes To Financial Statements (Continued)

MML Foreign Sub-Account	MML Foreign Fund[3]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund[3]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund[3]
MML Global Sub-Account	MML Global Fund[3]
MML Growth Allocation Sub-Account	MML Growth Allocation Fund[3]
MML High Yield Sub-Account	MML High Yield Fund[3]
MML Income & Growth Sub-Account	MML Income & Growth Fund[3]
MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund[3]
MML International Equity Sub-Account	MML International Equity Fund[3]
MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund[3]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[3]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[3]
MML Managed Volatility Sub-Account	MML Managed Volatility Fund[3]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[3]
MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund[3]
MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund[3]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[3]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[3]
MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund[3]
MML Small Company Value Sub-Account	MML Small Company Value Fund[3]
MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund[3]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[3]
MML Sustainable Equity Sub-Account	MML Sustainable Equity Fund[3]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[3]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[3]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[4]
VY® CBRE Global Real Estate Sub-Account	VY® CBRE Global Real Estate Portfolio[5]

In addition to the fifty-one sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Invesco Advisers, Inc. is the investment adviser to this Fund.
3MML Investments Advisers, LLC is the investment adviser to this Fund.
[4]Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[5]Voya Investments, LLC is the investment adviser to this Portfolio.

[6]After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

F-28

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the contract owners can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from C.M. Life to the Separate Account totaled $128,414 for the year ended December 31, 2024. Net transfers from the Separate Account to C.M. Life totaled $77,727 for the year ended December 31, 2023. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

F-29

Notes To Financial Statements (Continued)

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

I.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-30

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-31

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

	The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

		Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Equity and Income Sub-Account
	2024
	Cost of purchases	$14,187,955	$1,347,946	$471,883	$121,908	$105,667	$395,805	$8,941,941
	Proceeds from sales	(16,283,843)	(2,834,762)	(7,959,364)	(439,649)	(3,555,404)	(553,654)	(9,974,907)

		Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account

	2024 (Continued)
	Cost of purchases	$4,549,382	$1,403,224	$113,811	$4,461,542	$726,730	$250,488	$1,545,473
	Proceeds from sales	(10,779,133)	(2,946,496)	(888,557)	(6,234,760)	(1,382,912)	(854,460)	(4,596,750)

		MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account

	2024 (Continued)
	Cost of purchases	$818,182	$1,134,784	$822,333	$2,068,689	$2,909,020	$725,627	$1,126,502
	Proceeds from sales	(3,060,043)	(1,319,203)	(3,505,607)	(9,007,107)	(4,676,025)	(3,580,615)	(4,600,972)

		MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account

	2024 (Continued)
	Cost of purchases	$1,972,255	$1,064,757	$166,312	$419,965	$228,359	$282,221	$659,646
	Proceeds from sales	(2,589,775)	(3,929,785)	(220,011)	(1,071,600)	(371,851)	(329,728)	(1,516,360)

F-32

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

		MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
								(Initial Class)
	2024 (Continued)
	Cost of purchases	$2,043,023	$429,740	$3,627,548	$742,733	$27,577	$2,221,501	$1,359,231
	Proceeds from sales	(6,446,997)	(446,463)	(3,121,116)	(1,357,391)	(42,852)	(2,968,482)	(2,256,900)

		MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	ML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
		(Service Class)
	2024 (Continued)
	Cost of purchases	$155,301	$396,420	$4,115,400	$2,570,105	$2,073,350	$233,946	$1,440,524
	Proceeds from sales	(521,910)	(1,454,781)	(9,491,142)	(5,601,181)	(7,347,368)	(326,478)	(2,914,501)

		MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	ML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account

	2024 (Continued)
	Cost of purchases	$283,692	$134,310	$1,136,907	$97,755	$1,926,958	$507,744	$4,111,120
	Proceeds from sales	(2,102,070)	(165,535)	(1,498,025)	(74,656)	(4,312,884)	(430,971)	(5,110,394)

		PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account

	2024 (Continued)
	Cost of purchases	$148,062	$66,403
	Proceeds from sales	(228,045)	(290,860)
F-33

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

		Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account

	2023
	Cost of purchases	$4,709,466	$476,462	$314,099	$204,814	$96,777	$233,118	$582,216
	Proceeds from sales	(10,744,397)	(1,604,890)	(5,150,190)	(1,344,606)	(336,590)	(2,997,989)	(399,990)

		Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account

	2023 (Continued)
	Cost of purchases	$8,091,203	$235,747	$159,468	$3,331,724	$257,701	$646,599	$4,236,683
	Proceeds from sales	(7,451,208)	(3,037,929)	(868,553)	(5,146,560)	(933,158)	(840,325)	(2,393,797)

		MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account

	2023 (Continued)
	Cost of purchases	$2,388,775	$1,499,055	$2,677,240	$2,258,386	$925,552	$2,767,164	$3,107,670
	Proceeds from sales	(1,974,202)	(787,062)	(3,654,501)	(6,742,003)	(2,827,477)	(2,753,255)	(3,480,080)

		MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account

	2023 (Continued)
	Cost of purchases	$2,288,790	$2,854,683	$281,730	$248,735	$91,205	$230,179	$743,706
	Proceeds from sales	(2,253,456)	(2,313,382)	(152,378)	(965,482)	(163,899)	(453,877)	(1,474,013)
F-34

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

		MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
								(Initial Class)
	2023 (Continued)
	Cost of purchases	$9,025,287	$419,571	$3,348,203	$593,392	$31,778	$2,124,701	$1,195,555
	Proceeds from sales	(5,945,923)	(349,203)	(2,506,285)	(1,254,454)	(56,308)	(1,860,620)	(2,652,214)

		MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
		(Service Class)
	2023 (Continued)
	Cost of purchases	$203,101	$1,510,931	$598,193	$7,776,807	$7,240,731	$219,660	$713,463
	Proceeds from sales	(418,895)	(1,012,965)	(8,777,604)	(4,419,858)	(6,996,155)	(489,322)	(1,795,122)

		MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account

	2023 (Continued)
	Cost of purchases	$331,600	$60,259	$2,088,033	$47,957	$9,034,845	$514,217	$2,582,903
	Proceeds from sales	(1,705,928)	(115,918)	(1,296,720)	(139,548)	(3,300,881)	(525,825)	(3,898,675)

		PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account

	2023 (Continued)
	Cost of purchases	$525,427	$84,044
	Proceeds from sales	(1,056,457)	(277,056)
F-35

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

		Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Equity and Income Sub-Account

	2024
	Units purchased	16,722	12,485	7,746	318	7,748	2,475	3,591
	Units withdrawn	(184,268)	(89,319)	(154,802)	(26,433)	(127,773)	(26,915)	(87,007)
	Units transferred between Sub-Accounts
	and (to) from General Account	(24,857)	(5,016)	(17,182)	(464)	(6,328)	6,756	629
	Net increase (decrease)	(192,403)	(81,850)	(164,238)	(26,579)	(126,353)	(17,684)	(82,787)

		Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account

	2024 (Continued)
	Units purchased	18,231	14,696	3,096	4,477	4,264	2,998	31,576
	Units withdrawn	(193,846)	(139,770)	(22,465)	(141,569)	(50,691)	(67,850)	(166,860)
	Units transferred between Sub-Accounts
	and (to) from General Account	(17,992)	34,037	1,005	(9,464)	(10,836)	(104)	13,045
	Net increase (decrease)	(193,607)	(91,037)	(18,364)	(146,556)	(57,263)	(64,956)	(122,239)

		MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account

	2024 (Continued)
	Units purchased	15,867	2,748	20,928	16,716	6,448	18,312	9,570
	Units withdrawn	(105,564)	(13,250)	(166,647)	(271,237)	(47,296)	(170,264)	(135,783)
	Units transferred between Sub-Accounts
	and (to) from General Account	6,336	1,494	2,161	1,768	(6,571)	(8,081)	(5,074)
	Net increase (decrease)	(83,361)	(9,008)	(143,558)	(252,753)	(47,419)	(160,033)	(131,287)

		MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account

	2024 (Continued)
	Units purchased	5,431	4,729	297	5,742	984	1,140	2,312
	Units withdrawn	(54,086)	(87,032)	(1,080)	(55,388)	(6,521)	(7,503)	(66,131)
	Units transferred between Sub-Accounts
	and (to) from General Account	4,095	(826)	(2,039)	4,208	(355)	1,267	1,658
	Net increase (decrease)	(44,560)	(83,129)	(2,822)	(45,438)	(5,892)	(5,096)	(62,161)
F-36

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	2024 (Continued)							(Initial Class)
	Units purchased	65,525	5,770	3,717	8,606	1,579	3,479	17,150
	Units withdrawn	(222,992)	(20,943)	(77,823)	(84,464)	(2,671)	(60,246)	(105,615)
	Units transferred between Sub-Accounts
	and (to) from General Account	(26,025)	7,216	(666)	20,307	(170)	3,855	16,395
	Net increase (decrease)	(183,492)	(7,957)	(74,772)	(55,551)	(1,262)	(52,912)	(72,070)

		MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	2024 (Continued)	(Service Class)
	Units purchased	639	3,777	6,810	7,007	63,533	2,221	4,893
	Units withdrawn	(35,845)	(75,121)	(93,506)	(78,689)	(316,593)	(24,054)	(44,060)
	Units transferred between Sub-Accounts
	and (to) from General Account	2,031	6,837	(7,284)	(1,566)	(10,017)	9,171	(5,711)
	Net increase (decrease)	(33,175)	(64,507)	(93,980)	(73,248)	(263,077)	(12,662)	(44,878)

		MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
	2024 (Continued)
	Units purchased	3,083	732	4,128	2,274	4,859	4,902	31,123
	Units withdrawn	(39,122)	(3,788)	(27,002)	(4,745)	(69,763)	(40,053)	(353,349)
	Units transferred between Sub-Accounts
	and (to) from General Account	1,973	2,258	2,207	4,746	(8,006)	37,251	145,651
	Net increase (decrease)	(34,066)	(798)	(20,667)	2,275	(72,910)	2,100	(176,575)

		PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
	2024 (Continued)
	Units purchased	6,693	1,197
	Units withdrawn	(25,254)	(15,750)
	Units transferred between Sub-Accounts
	and (to) from General Account	5,958	39
	Net increase (decrease)	(12,603)	(14,514)
F-37

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account
	2023
	Units purchased	25,253	12,693	13,137	2,207	193	12,638	3,876
	Units withdrawn	(172,480)	(50,598)	(146,290)	(67,671)	(20,170)	(132,337)	(22,142)
	Units transferred between Sub-Accounts
	and (to) from General Account	(9,515)	(3,593)	(10,020)	(3,651)	(32)	(1,126)	10,727
	Net increase (decrease)	(156,742)	(41,498)	(143,173)	(69,115)	(20,009)	(120,825)	(7,539)

		Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account
	2023 (Continued)
	Units purchased	22,365	15,504	4,070	10,100	6,354	6,376	34,997
	Units withdrawn	(153,615)	(140,214)	(21,208)	(141,010)	(64,171)	(48,254)	(66,042)
	Units transferred between Sub-Accounts
	and (to) from General Account	(30,631)	(2,939)	(1,709)	(14,157)	(3,414)	12,211	(30,895)
	Net increase (decrease)	(161,881)	(127,649)	(18,847)	(145,067)	(61,231)	(29,667)	(61,940)

		MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account
	2023 (Continued)
	Units purchased	19,496	4,212	22,894	54,132	9,031	23,653	10,200
	Units withdrawn	(74,181)	(12,588)	(169,290)	(223,561)	(35,059)	(157,993)	(111,768)
	Units transferred between Sub-Accounts
	and (to) from General Account	6,140	4,261	(15,256)	(4,163)	(1,069)	51,877	(11,288)
	Net increase (decrease)	(48,545)	(4,115)	(161,652)	(173,592)	(27,097)	(82,463)	(112,856)

		MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
	2023 (Continued)
	Units purchased	6,154	8,370	393	6,169	2,234	1,711	3,138
	Units withdrawn	(48,230)	(63,988)	(3,092)	(42,755)	(3,598)	(9,739)	(69,299)
	Units transferred between Sub-Accounts
	and (to) from General Account	1,732	15,219	4,045	(11,162)	(643)	(5,238)	(3,301)
	Net increase (decrease)	(40,344)	(40,399)	1,346	(47,748)	(2,007)	(13,266)	(69,462)
F-38

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	2023 (Continued)							(Initial Class)
	Units purchased	78,748	5,578	8,193	9,531	1,412	6,454	16,678
	Units withdrawn	(264,469)	(17,967)	(74,776)	(73,293)	(3,449)	(45,830)	(139,144)
	Units transferred between Sub-Accounts
	and (to) from General Account	(12,349)	7,242	(1,253)	1,970	(190)	16,419	19,588
	Net increase (decrease)	(198,070)	(5,147)	(67,836)	(61,792)	(2,227)	(22,957)	(102,878)

		MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	2023 (Continued)	(Service Class)
	Units purchased	696	5,065	9,904	6,634	85,065	1,655	4,858
	Units withdrawn	(28,618)	(44,806)	(92,493)	(64,819)	(327,707)	(43,070)	(34,041)
	Units transferred between Sub-Accounts	-
	and (to) from General Account	6,458	(8,234)	(11,269)	936	(49,054)	11,363	6,717
	Net increase (decrease)	(21,464)	(47,975)	(93,858)	(57,249)	(291,696)	(30,052)	(22,466)

		MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
	2023 (Continued)
	Units purchased	3,125	1,050	4,592	2,431	5,565	4,637	32,325
	Units withdrawn	(34,908)	(2,729)	(22,628)	(7,435)	(67,261)	(46,862)	(287,277)
	Units transferred between Sub-Accounts
	and (to) from General Account	3,903	79	5,746	(1,052)	(6,273)	39,300	36,927
	Net increase (decrease)	(27,880)	(1,600)	(12,290)	(6,056)	(67,969)	(2,925)	(218,025)

		PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
	2023 (Continued)
	Units purchased	4,522	1,311
	Units withdrawn	(37,617)	(8,410)
	Units transferred between Sub-Accounts
	and (to) from General Account	(82,472)	(7,325)
	Net increase (decrease)	(115,567)	(14,424)

F-39

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.					A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

Fidelity® VIP Contrafund® Sub-Account
	2024	1,421,178	$68.95	to	$72.48	$114,732,095	0.18%	1.18%	to	1.65%	31.59%	to	32.21%
	2023	1,613,581	52.15	to	55.08	98,384,997	0.48	1.18	to	1.65	31.28	to	31.89
	2022	1,770,324	39.54	to	41.96	81,982,651	0.49	1.18	to	1.65	(27.52)	to	(27.18)
	2021	1,951,405	54.29	to	57.89	124,165,635	0.06	1.18	to	1.65	25.74	to	26.34
	2020	2,189,162	42.98	to	46.03	111,040,179	0.25	1.18	to	1.65	28.43	to	29.04

Invesco Oppenheimer V.I. International Growth Sub-Account
	2024	501,938	19.24	to	24.57	12,792,422	0.62	1.18	to	1.65	(3.29)	to	(2.83)
	2023	583,788	19.80	to	25.41	15,450,636	0.60	1.18	to	1.65	19.09	to	19.65
	2022	625,287	16.55	to	21.34	13,862,350	-	1.18	to	1.65	(28.32)	to	(27.98)
	2021	663,871	22.98	to	29.77	20,843,401	-	1.18	to	1.65	8.42	to	8.93
	2020	743,747	21.09	to	27.46	21,692,340	0.95	1.18	to	1.65	19.51	to	20.08

Invesco V.I. Capital Appreciation Sub-Account
	2024	1,088,330	38.63	to	49.98	50,230,052	-	1.18	to	1.65	31.96	to	32.58
	2023	1,252,568	29.14	to	37.88	43,658,883	-	1.18	to	1.65	33.17	to	33.79
	2022	1,395,741	21.78	to	28.44	36,335,263	-	1.18	to	1.65	(31.91)	to	(31.59)
	2021	1,539,070	31.84	to	41.77	58,865,288	-	1.18	to	1.65	20.56	to	21.13
	2020	1,725,042	26.28	to	34.65	54,747,632	-	1.18	to	1.65	34.35	to	34.99

Invesco V.I. Core Plus Bond Sub-Account⁶
	2024	195,304	-	-	14.52	2,836,368	3.56	-	-	1.40	-	-	1.62
	2023	221,882	-	-	14.29	3,171,045	2.55	-	-	1.40	-	-	4.67
	2022	241,891	-	-	13.65	3,302,845	1.94	-	-	1.40	-	-	(15.22)
	2021	274,654	-	-	16.11	4,423,554	2.06	-	-	1.40	-	-	(3.02)
	2020	307,220	-	-	16.61	5,101,912	3.04	-	-	1.40	-	-	8.18

Invesco V.I. Discovery Mid Cap Growth Sub-Account
	2024	1,061,095	20.29	to	34.31	28,701,023	-	1.18	to	1.65	22.19	to	22.77
	2023	1,187,448	16.53	to	28.08	26,115,273	-	1.18	to	1.65	11.31	to	11.83
	2022	1,308,273	14.78	to	25.23	25,719,155	-	1.18	to	1.65	(32.11)	to	(31.79)
	2021	1,392,332	21.67	to	37.16	40,398,560	-	1.18	to	1.65	17.15	to	17.70
	2020	1,595,368	18.41	to	31.72	39,287,678	0.04	1.18	to	1.65	38.39	to	39.04

Invesco V.I. Diversified Dividend Sub-Account
	2024	177,919	17.74	to	18.26	3,339,945	1.91	1.18	to	1.65	11.35	to	11.88
	2023	195,602	15.86	to	16.40	3,282,757	2.02	1.18	to	1.65	7.27	to	7.77
	2022	203,141	14.71	to	15.28	3,160,867	1.87	1.18	to	1.65	(3.29)	to	(2.83)
	2021	212,263	15.14	to	15.80	3,409,922	2.10	1.18	to	1.65	16.95	to	17.50
	2020	240,286	12.89	to	13.51	3,284,410	3.04	1.18	to	1.65	(1.50)	to	(1.03)

Invesco V.I. Equity and Income Sub-Account⁴
	2024	386,186	18.49	to	20.01	7,634,228	2.17	1.18	to	1.65	8.18	to	8.68
	2023	468,972	17.07	to	18.39	8,537,084	1.82	1.18	to	1.65	10.76	to	11.28
	2022	538,086	15.41	to	16.52	8,810,666	1.33	1.18	to	1.65	(18.21)	to	(17.83)
	2021	609,649	18.84	to	20.11	12,168,551	1.50	1.18	to	1.65	8.82	to	9.34
	2020	644,315	17.32	to	18.39	11,783,178	2.03	1.18	to	1.65	12.98	to	13.51

Invesco V.I. Global Sub-Account
	2024	1,444,629	42.25	to	57.13	72,486,717	-	1.18	to	1.65	14.16	to	14.70
	2023	1,638,236	36.84	to	50.05	71,804,262	0.23	1.18	to	1.65	32.54	to	33.16
	2022	1,800,117	27.66	to	37.76	59,290,668	-	1.18	to	1.65	(32.88)	to	(32.57)
	2021	1,949,699	41.02	to	56.26	95,547,935	-	1.18	to	1.65	13.60	to	14.13
	2020	2,173,793	35.94	to	49.52	93,637,809	0.69	1.18	to	1.65	25.55	to	26.14
F-40

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

Invesco V.I. Global Strategic Income Sub-Account
	2024	939,065	$19.62	to	$21.02	$19,787,851	3.01%	1.18%	to	1.65%	1.46%	to	1.94%
	2023	1,030,102	19.34	to	20.62	21,307,017	-	1.18	to	1.65	7.11	to	7.61
	2022	1,157,751	18.05	to	19.16	22,274,993	-	1.18	to	1.65	(12.91)	to	(12.50)
	2021	1,298,824	20.73	to	21.90	28,594,630	4.61	1.18	to	1.65	(4.99)	to	(4.55)
	2020	1,388,293	21.82	to	22.94	32,056,685	5.65	1.18	to	1.65	1.71	to	2.19

Invesco V.I. Health Care Sub-Account
	2024	194,863	32.54	to	33.77	6,726,180	-	1.18	to	1.65	2.45	to	2.94
	2023	213,228	31.61	to	32.96	7,157,025	-	1.18	to	1.65	1.34	to	1.82
	2022	232,075	31.05	to	32.52	7,663,303	-	1.18	to	1.65	(14.73)	to	(14.33)
	2021	253,713	36.24	to	38.14	9,806,628	0.21	1.18	to	1.65	10.46	to	10.98
	2020	270,930	32.66	to	34.53	9,445,838	0.32	1.18	to	1.65	12.59	to	13.12

Invesco V.I. Main Street Sub-Account
	2024	1,123,373	38.01	to	39.45	45,352,545	-	1.18	to	1.65	21.61	to	22.19
	2023	1,269,928	31.11	to	32.44	41,997,358	0.83	1.18	to	1.65	21.21	to	21.78
	2022	1,414,996	25.54	to	26.76	38,464,419	1.45	1.18	to	1.65	(21.44)	to	(21.07)
	2021	1,577,583	32.36	to	34.07	54,425,683	0.69	1.18	to	1.65	25.48	to	26.07
	2020	1,758,935	25.67	to	27.15	48,247,129	1.48	1.18	to	1.65	12.08	to	12.61

Invesco V.I. Technology Sub-Account
	2024	356,529	14.38	to	15.13	5,429,711	-	1.18	to	1.65	32.06	to	32.69
	2023	413,792	10.89	to	11.40	4,760,742	-	1.18	to	1.65	44.55	to	45.23
	2022	475,023	7.53	to	7.85	3,771,368	-	1.18	to	1.65	(40.93)	to	(40.65)
	2021	510,849	12.75	to	13.23	6,848,055	-	1.18	to	1.65	12.54	to	13.07
	2020	586,980	11.33	to	11.70	6,967,630	-	1.18	to	1.65	43.73	to	44.40

Invesco V.I. U.S. Government Money Sub-Account
	2024	318,059	10.26	to	11.03	3,655,796	4.54	1.18	to	1.65	2.92	to	3.41
	2023	383,016	9.97	to	10.67	4,259,897	4.41	1.18	to	1.65	2.82	to	3.30
	2022	412,683	9.69	to	10.33	4,454,160	1.26	1.18	to	1.65	(0.37)	to	0.10
	2021	429,155	9.73	to	10.32	4,661,037	0.01	1.18	to	1.65	(1.63)	to	(1.17)
	2020	483,617	9.89	to	10.44	5,303,346	0.24	1.18	to	1.65	(1.42)	to	(0.95)

MML Aggressive Allocation Sub-Account
	2024	867,402	26.76	to	28.98	25,105,480	1.14	1.18	to	1.65	10.89	to	11.41
	2023	989,641	24.13	to	26.01	25,714,107	2.89	1.18	to	1.65	16.39	to	16.93
	2022	1,051,581	20.73	to	22.24	23,360,153	2.05	1.18	to	1.65	(17.27)	to	(16.88)
	2021	1,186,496	25.06	to	26.76	31,710,549	1.24	1.18	to	1.65	14.74	to	15.28
	2020	1,252,260	21.84	to	23.21	29,017,593	1.62	1.18	to	1.65	11.49	to	12.02

MML American Funds Core Allocation Sub-Account
	2024	337,437	-	-	30.65	10,340,767	1.78	-	-	1.18	-	-	10.55
	2023	420,796	-	-	27.72	11,664,483	3.87	-	-	1.18	-	-	13.03
	2022	469,342	-	-	24.52	11,509,924	2.13	-	-	1.18	-	-	(14.71)
	2021	495,563	-	-	28.75	14,249,445	1.31	-	-	1.18	-	-	11.53
	2020	493,822	-	-	25.78	12,731,471	1.75	-	-	1.18	-	-	10.08

MML American Funds Growth Sub-Account
	2024	93,363	-	-	88.82	8,292,683	-	-	-	1.18	-	-	29.56
	2023	102,371	-	-	68.55	7,017,970	1.46	-	-	1.18	-	-	36.34
	2022	106,486	-	-	50.28	5,354,146	0.43	-	-	1.18	-	-	(31.11)
	2021	110,885	-	-	72.99	8,092,910	-	-	-	1.18	-	-	20.12
	2020	123,381	-	-	60.76	7,496,621	0.72	-	-	1.18	-	-	49.64
F-41

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML American Funds International Sub-Account⁵
	2024	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	86,348	-	-	22.52	1,944,596	0.12	-	-	1.18	-	-	(3.11)
	2020	93,693	-	-	23.24	2,177,663	0.99	-	-	1.18	-	-	12.11

MML Balanced Allocation Sub-Account
	2024	858,252	19.00	to	20.58	17,479,242	2.35	1.18	to	1.65	5.92	to	6.43
	2023	1,001,811	17.94	to	19.33	19,178,979	3.12	1.18	to	1.65	10.63	to	11.15
	2022	1,163,462	16.22	to	17.39	20,054,945	3.63	1.18	to	1.65	(16.12)	to	(15.73)
	2021	1,245,106	19.33	to	20.64	25,473,633	1.26	1.18	to	1.65	8.18	to	8.69
	2020	1,308,938	17.87	to	18.99	24,673,106	2.66	1.18	to	1.65	9.12	to	9.63

MML Blend Sub-Account
	2024	1,691,271	31.44	to	34.45	56,219,491	1.86	1.18	to	1.65	12.76	to	13.29
	2023	1,944,024	27.89	to	30.41	56,973,917	1.70	1.18	to	1.65	15.70	to	16.24
	2022	2,117,617	24.10	to	26.16	53,407,684	1.35	1.18	to	1.65	(17.95)	to	(17.57)
	2021	2,328,823	29.38	to	31.74	71,335,958	2.12	1.18	to	1.65	13.14	to	13.68
	2020	2,494,114	25.96	to	27.92	67,254,680	-	1.18	to	1.65	11.02	to	11.54

MML Blue Chip Growth Sub-Account
	2024	390,940	81.91	to	90.69	34,706,706	-	1.18	to	1.65	33.47	to	34.10
	2023	438,358	61.37	to	67.63	29,063,330	-	1.18	to	1.65	47.10	to	47.79
	2022	465,455	41.72	to	45.76	20,908,978	-	1.18	to	1.65	(40.49)	to	(40.21)
	2021	489,724	70.10	to	76.53	36,800,409	-	1.18	to	1.65	14.44	to	14.97
	2020	543,704	61.26	to	66.56	35,544,312	-	1.18	to	1.65	32.20	to	32.83

MML Conservative Allocation Sub-Account
	2024	670,928	17.74	to	19.21	12,733,077	2.57	1.18	to	1.65	4.86	to	5.36
	2023	830,960	16.92	to	18.23	15,013,423	3.32	1.18	to	1.65	9.83	to	10.35
	2022	913,423	15.40	to	16.52	14,976,095	3.93	1.18	to	1.65	(16.13)	to	(15.74)
	2021	958,943	18.37	to	19.61	18,659,903	1.25	1.18	to	1.65	6.82	to	7.33
	2020	1,025,637	17.19	to	18.27	18,599,923	2.72	1.18	to	1.65	8.13	to	8.64

MML Equity Sub-Account
	2024	903,628	30.46	to	34.44	29,259,310	1.95	1.18	to	1.65	17.42	to	17.98
	2023	1,034,915	25.94	to	29.19	28,366,116	2.10	1.18	to	1.65	7.54	to	8.05
	2022	1,147,772	24.12	to	27.02	29,112,471	1.62	1.18	to	1.65	(6.20)	to	(5.76)
	2021	1,264,754	25.72	to	28.67	34,022,495	1.66	1.18	to	1.65	28.13	to	28.73
	2020	1,419,304	20.07	to	22.27	29,572,459	2.30	1.18	to	1.65	1.34	to	1.82

MML Equity Income Sub-Account
	2024	390,706	41.88	to	46.37	17,818,342	2.03	1.18	to	1.65	9.84	to	10.36
	2023	435,266	38.13	to	42.02	17,995,867	2.26	1.18	to	1.65	7.76	to	8.26
	2022	475,610	35.38	to	38.81	18,170,386	1.75	1.18	to	1.65	(5.14)	to	(4.70)
	2021	508,676	37.30	to	40.72	20,410,370	2.23	1.18	to	1.65	23.53	to	24.11
	2020	576,701	30.20	to	32.81	18,656,155	2.39	1.18	to	1.65	(0.32)	to	0.15

MML Equity Index Sub-Account
	2024	497,132	42.06	to	43.72	21,992,921	0.95	1.18	to	1.65	22.40	to	22.97
	2023	580,260	34.20	to	35.72	20,971,593	1.28	1.18	to	1.65	23.70	to	24.28
	2022	620,659	27.52	to	28.87	18,067,770	1.02	1.18	to	1.65	(19.83)	to	(19.45)
	2021	660,854	34.17	to	36.02	23,937,630	1.25	1.18	to	1.65	26.09	to	26.68
	2020	736,394	26.97	to	28.56	21,075,642	1.70	1.18	to	1.65	16.13	to	16.67
F-42

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Focused Equity Sub-Account
	2024	27,874	$34.79	to	$36.92	$1,018,901	0.80%	1.18%	to	1.65%	7.97%	to	8.48%
	2023	30,695	32.22	to	34.03	1,034,607	0.79	1.18	to	1.65	7.90	to	8.41
	2022	29,349	29.86	to	31.39	912,867	0.65	1.18	to	1.65	(6.57)	to	(6.13)
	2021	26,949	31.96	to	33.44	894,408	0.92	1.18	to	1.65	19.89	to	20.45
	2020	26,387	26.66	to	27.76	725,110	0.64	1.18	to	1.65	10.69	to	11.22

MML Foreign Sub-Account
	2024	393,262	15.95	to	16.18	6,462,738	3.00	1.18	to	1.65	1.76	to	2.24
	2023	438,701	15.60	to	15.90	7,062,647	1.40	1.18	to	1.65	14.32	to	14.86
	2022	486,450	13.58	to	13.91	6,831,073	3.79	1.18	to	1.65	(15.98)	to	(15.58)
	2021	531,385	16.09	to	16.55	8,849,294	2.55	1.18	to	1.65	11.20	to	11.72
	2020	582,840	14.40	to	14.89	8,703,291	2.99	1.18	to	1.65	4.20	to	4.69

MML Fundamental Equity Sub-Account
	2024	25,196	39.76	to	42.20	1,056,777	0.58	1.18	to	1.65	21.33	to	21.91
	2023	31,087	32.77	to	34.62	1,072,216	0.74	1.18	to	1.65	20.75	to	21.32
	2022	33,095	27.14	to	28.53	940,986	0.36	1.18	to	1.65	(21.74)	to	(21.37)
	2021	32,284	34.68	to	36.29	1,167,304	0.32	1.18	to	1.65	25.30	to	25.89
	2020	32,101	27.67	to	28.83	922,432	-	1.18	to	1.65	17.63	to	18.19

MML Fundamental Value Sub-Account
	2024	42,996	27.49	to	29.17	1,248,798	0.80	1.18	to	1.65	13.28	to	13.82
	2023	48,091	24.26	to	25.63	1,227,982	1.06	1.18	to	1.65	11.56	to	12.08
	2022	61,358	21.75	to	22.87	1,393,994	0.82	1.18	to	1.65	(6.58)	to	(6.14)
	2021	63,413	23.28	to	24.36	1,536,269	1.67	1.18	to	1.65	27.56	to	28.16
	2020	57,680	18.25	to	19.01	1,091,877	1.09	1.18	to	1.65	0.69	to	1.17

MML Global Sub-Account
	2024	476,735	15.89	to	20.42	9,851,982	0.94	1.18	to	1.65	3.85	to	4.34
	2023	538,895	15.23	to	19.66	10,718,955	0.83	1.18	to	1.65	12.51	to	13.03
	2022	608,358	13.47	to	17.48	10,712,032	1.64	1.18	to	1.65	(19.06)	to	(18.68)
	2021	661,950	16.57	to	21.59	14,366,310	0.91	1.18	to	1.65	15.50	to	16.05
	2020	721,548	14.28	to	18.69	13,496,602	1.05	1.18	to	1.65	12.10	to	12.63

MML Growth Allocation Sub-Account
	2024	2,060,300	23.73	to	25.69	52,819,139	1.59	1.18	to	1.65	9.11	to	9.62
	2023	2,243,792	21.74	to	23.44	52,480,267	2.92	1.18	to	1.65	14.09	to	14.62
	2022	2,441,861	19.06	to	20.45	49,826,191	2.66	1.18	to	1.65	(16.68)	to	(16.29)
	2021	2,607,763	22.88	to	24.43	63,570,385	1.57	1.18	to	1.65	12.46	to	12.99
	2020	2,714,189	20.34	to	21.62	58,560,778	2.08	1.18	to	1.65	10.91	to	11.44

MML High Yield Sub-Account
	2024	147,630	18.93	to	20.28	2,960,581	5.82	1.18	to	1.65	7.21	to	7.72
	2023	155,586	17.65	to	18.82	2,897,988	6.97	1.18	to	1.65	10.98	to	11.50
	2022	160,734	15.91	to	16.88	2,686,580	7.39	1.18	to	1.65	(13.41)	to	(13.00)
	2021	168,938	18.37	to	19.40	3,249,709	8.45	1.18	to	1.65	6.11	to	6.61
	2020	159,409	17.31	to	18.20	2,878,160	0.02	1.18	to	1.65	3.65	to	4.14

MML Income & Growth Sub-Account
	2024	633,379	29.82	to	29.94	22,092,382	2.10	1.18	to	1.65	13.01	to	13.54
	2023	708,149	26.26	to	26.49	21,894,129	2.08	1.18	to	1.65	7.41	to	7.92
	2022	775,986	24.33	to	24.66	22,315,525	1.42	1.18	to	1.65	(1.94)	to	(1.48)
	2021	888,985	24.70	to	25.15	25,929,813	1.77	1.18	to	1.65	24.21	to	24.79
	2020	961,999	19.79	to	20.25	22,487,171	2.03	1.18	to	1.65	1.34	to	1.82
F-43

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Inflation-Protected and Income Sub-Account
	2024	443,948	$14.13	to	$15.64	$6,824,855	4.40%	1.18%	to	1.65%	1.03%	to	1.51%
	2023	499,499	13.99	to	15.41	7,561,824	4.53	1.18	to	1.65	3.71	to	4.20
	2022	561,291	13.49	to	14.79	8,162,602	2.58	1.18	to	1.65	(14.76)	to	(14.36)
	2021	628,399	15.82	to	17.27	10,680,787	1.07	1.18	to	1.65	4.66	to	5.15
	2020	648,751	15.12	to	16.43	10,495,142	0.11	1.18	to	1.65	9.30	to	9.81

MML International Equity Sub-Account
	2024	21,806	-	-	12.09	263,633	1.39	-	-	1.18	-	-	(0.53)
	2023	23,068	-	-	12.15	280,364	1.16	-	-	1.18	-	-	16.89
	2022	25,296	-	-	10.40	263,014	0.76	-	-	1.18	-	-	(16.34)
	2021	11,630	-	-	12.43	144,550	0.46	-	-	1.18	-	-	10.19
	2020	16,448	-	-	11.28	185,530	2.84	-	-	1.18	-	-	3.84

MML Large Cap Growth Sub-Account
	2024	513,952	38.62	to	45.07	22,607,118	-	1.18	to	1.65	31.89	to	32.51
	2023	566,864	29.14	to	34.17	18,877,879	-	1.18	to	1.65	49.24	to	49.94
	2022	589,822	19.44	to	22.90	13,154,262	-	1.18	to	1.65	(28.73)	to	(28.40)
	2021	635,022	27.15	to	32.13	19,818,248	0.05	1.18	to	1.65	16.48	to	17.03
	2020	706,850	23.20	to	27.58	18,956,578	0.33	1.18	to	1.65	29.62	to	30.23

MML Managed Bond Sub-Account (Initial Class)
	2024	778,985	18.64	to	19.81	15,619,927	4.55	1.18	to	1.65	2.17	to	2.66
	2023	851,054	18.25	to	19.30	16,634,605	3.96	1.18	to	1.65	4.96	to	5.45
	2022	953,932	17.39	to	18.30	17,681,015	3.04	1.18	to	1.65	(16.40)	to	(16.00)
	2021	1,091,572	20.80	to	21.79	24,101,131	3.17	1.18	to	1.65	(0.84)	to	(0.37)
	2020	1,143,702	20.97	to	21.87	25,360,257	0.09	1.18	to	1.65	5.95	to	6.45

MML Managed Bond Sub-Account (Service Class)
	2024	111,036	-	-	12.69	1,409,071	4.30	-	-	1.40	-	-	2.17
	2023	144,210	-	-	12.42	1,791,132	3.64	-	-	1.40	-	-	4.96
	2022	165,674	-	-	11.83	1,960,510	2.75	-	-	1.40	-	-	(16.40)
	2021	181,555	-	-	14.15	2,569,838	2.90	-	-	1.40	-	-	(0.84)
	2020	186,906	-	-	14.27	2,667,908	0.10	-	-	1.40	-	-	5.95

MML Managed Volatility Sub-Account
	2024	352,254	18.70	to	20.71	7,178,513	0.59	1.18	to	1.65	12.96	to	13.50
	2023	416,761	16.55	to	18.25	7,486,829	0.57	1.18	to	1.65	11.03	to	11.55
	2022	464,736	14.91	to	16.36	7,489,945	0.48	1.18	to	1.65	(13.48)	to	(13.08)
	2021	530,888	17.23	to	18.82	9,849,304	0.97	1.18	to	1.65	9.72	to	10.23
	2020	576,247	15.70	to	17.07	9,706,307	1.37	1.18	to	1.65	4.93	to	5.43

MML Mid Cap Growth Sub-Account
	2024	746,185	68.28	to	80.54	65,512,268	-	1.18	to	1.65	9.33	to	9.85
	2023	840,165	62.16	to	73.66	67,421,207	-	1.18	to	1.65	20.64	to	21.21
	2022	934,023	51.28	to	61.06	62,311,170	-	1.18	to	1.65	(26.34)	to	(25.99)
	2021	1,029,932	69.29	to	82.89	93,047,597	-	1.18	to	1.65	11.36	to	11.88
	2020	1,167,041	61.93	to	74.43	94,982,698	0.08	1.18	to	1.65	23.51	to	24.10

MML Mid Cap Value Sub-Account
	2024	579,090	61.02	to	68.47	37,674,578	1.79	1.18	to	1.65	6.74	to	7.25
	2023	652,338	57.17	to	63.84	39,590,699	2.59	1.18	to	1.65	4.24	to	4.73
	2022	709,587	54.84	to	60.96	41,134,086	2.07	1.18	to	1.65	(2.94)	to	(2.49)
	2021	807,953	56.50	to	62.51	48,086,111	1.43	1.18	to	1.65	21.30	to	21.87
	2020	900,692	46.58	to	51.29	43,997,804	1.76	1.18	to	1.65	0.04	to	0.52
F-44

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Moderate Allocation Sub-Account
	2024	2,122,495	$20.76	to	$22.48	$47,482,887	2.13%	1.18%	to	1.65%	7.08%	to	7.58%
	2023	2,385,572	19.39	to	20.90	49,605,115	3.29	1.18	to	1.65	12.04	to	12.56
	2022	2,677,267	17.31	to	18.57	49,453,476	3.23	1.18	to	1.65	(16.36)	to	(15.97)
	2021	3,093,518	20.69	to	22.09	67,989,941	1.35	1.18	to	1.65	10.16	to	10.68
	2020	3,330,821	18.78	to	19.96	66,164,918	2.48	1.18	to	1.65	8.73	to	9.25

MML Short-Duration Bond Sub-Account
	2024	157,889	10.45	to	11.19	1,736,926	3.65	1.18	to	1.65	4.36	to	4.86
	2023	170,551	10.01	to	10.67	1,789,300	3.38	1.18	to	1.65	4.96	to	5.45
	2022	200,603	9.54	to	10.12	2,000,988	3.03	1.18	to	1.65	(9.50)	to	(9.07)
	2021	210,606	10.54	to	11.13	2,315,285	2.93	1.18	to	1.65	0.03	to	0.50
	2020	237,704	10.54	to	11.08	2,598,079	-	1.18	to	1.65	(0.32)	to	0.15

MML Small Cap Equity Sub-Account
	2024	336,203	52.50	to	53.27	18,970,064	-	1.18	to	1.65	11.08	to	11.61
	2023	381,082	47.26	to	47.73	19,304,195	1.29	1.18	to	1.65	15.89	to	16.43
	2022	403,547	40.78	to	41.00	17,608,014	0.70	1.18	to	1.65	(17.25)	to	(16.87)
	2021	445,746	49.29	to	49.31	23,414,026	0.43	1.18	to	1.65	20.74	to	21.31
	2020	499,342	40.65	to	40.82	21,643,745	0.54	1.18	to	1.65	18.72	to	19.28

MML Small Cap Growth Equity Sub-Account
	2024	226,413	39.23	to	52.25	11,093,110	0.05	1.18	to	1.65	8.48	to	8.99
	2023	260,479	36.00	to	48.17	11,772,938	-	1.18	to	1.65	14.94	to	15.47
	2022	288,359	31.17	to	41.91	11,374,590	-	1.18	to	1.65	(24.41)	to	(24.06)
	2021	305,158	41.05	to	55.45	15,889,593	-	1.18	to	1.65	5.55	to	6.05
	2020	350,919	38.71	to	52.53	17,106,476	-	1.18	to	1.65	33.41	to	34.03

MML Small Company Value Sub-Account
	2024	22,297	-	-	42.12	939,051	1.08	-	-	1.18	-	-	5.71
	2023	23,095	-	-	39.84	920,142	0.87	-	-	1.18	-	-	14.56
	2022	24,694	-	-	34.78	858,826	-	-	-	1.18	-	-	(16.05)
	2021	25,371	-	-	41.43	1,051,122	0.19	-	-	1.18	-	-	23.65
	2020	27,538	-	-	33.50	922,646	0.06	-	-	1.18	-	-	7.65

MML Small/Mid Cap Value Sub-Account
	2024	219,769	48.57	to	53.78	11,678,182	0.83	1.18	to	1.65	8.48	to	8.99
	2023	240,436	44.78	to	49.34	11,723,973	1.08	1.18	to	1.65	15.21	to	15.75
	2022	252,726	38.86	to	42.63	10,647,366	1.25	1.18	to	1.65	(17.07)	to	(16.68)
	2021	280,417	46.86	to	51.16	14,187,869	1.01	1.18	to	1.65	33.72	to	34.35
	2020	324,824	35.05	to	38.08	12,237,542	1.07	1.18	to	1.65	2.94	to	3.42

MML Strategic Emerging Markets Sub-Account
	2024	67,325	-	-	13.19	888,198	0.45	-	-	1.18	-	-	(2.81)
	2023	65,049	-	-	13.57	882,983	-	-	-	1.18	-	-	9.10
	2022	71,106	-	-	12.44	884,656	2.90	-	-	1.18	-	-	(27.69)
	2021	68,851	-	-	17.21	1,184,646	-	-	-	1.18	-	-	(9.43)
	2020	69,895	-	-	19.00	1,327,782	0.20	-	-	1.18	-	-	15.88

MML Sustainable Equity Sub-Account
	2024	570,501	51.03	to	56.50	31,632,310	1.00	1.18	to	1.65	17.97	to	18.52
	2023	643,411	43.25	to	47.67	30,117,101	0.95	1.18	to	1.65	22.47	to	23.05
	2022	711,380	35.32	to	38.74	27,085,974	0.94	1.18	to	1.65	(18.37)	to	(17.99)
	2021	783,098	43.26	to	47.23	36,368,901	0.83	1.18	to	1.65	25.07	to	25.65
	2020	884,997	34.59	to	37.59	32,745,308	0.91	1.18	to	1.65	12.64	to	13.17
F-45

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)

MML Total Return Bond Sub-Account
	2024	206,526	$9.54	to	$10.12	$2,072,402	3.67%	1.18	to	1.65%	(1.39)%	to	(0.92)%
	2023	204,427	9.67	to	10.22	2,068,787	2.18	1.18	to	1.65	3.48	to	3.97
	2022	207,352	9.35	to	9.83	2,020,159	1.31	1.18	to	1.65	(16.29)	to	(15.90)
	2021	260,106	11.17	to	11.69	3,017,232	1.63	1.18	to	1.65	(3.12)	to	(2.66)
	2020	275,526	11.53	to	12.01	3,285,366	3.07	1.18	to	1.65	6.82	to	7.32

MML U.S. Government Money Market Sub-Account
	2024	1,882,359	8.88	to	9.62	17,852,197	4.69	1.18	to	1.65	3.08	to	3.57
	2023	2,058,934	8.61	to	9.28	18,851,417	4.52	1.18	to	1.65	2.93	to	3.41
	2022	2,276,959	8.37	to	8.98	20,166,799	1.22	1.18	to	1.65	(0.44)	to	0.03
	2021	2,266,614	8.41	to	8.98	20,069,406	-	1.18	to	1.65	(1.64)	to	(1.17)
	2020	2,493,870	8.55	to	9.08	22,351,977	0.23	1.18	to	1.65	(1.41)	to	(0.95)

PIMCO CommodityRealReturn® Strategy Sub-Account
	2024	150,039	6.68	to	7.29	1,080,992	2.02	1.18	to	1.65	2.26	to	2.74
	2023	162,643	6.53	to	7.10	1,139,436	18.47	1.18	to	1.65	(9.44)	to	(9.01)
	2022	278,210	7.21	to	7.80	2,133,154	22.65	1.18	to	1.65	6.89	to	7.39
	2021	230,012	6.75	to	7.26	1,651,829	4.17	1.18	to	1.65	30.93	to	31.55
	2020	216,880	5.15	to	5.52	1,186,511	6.34	1.18	to	1.65	(0.43)	to	0.04

VY® CBRE Global Real Estate Sub-Account
	2024	76,886	15.73	to	17.17	1,293,556	2.85	1.18	to	1.65	(1.53)	to	(1.06)
	2023	91,400	15.97	to	17.36	1,556,650	1.80	1.18	to	1.65	10.50	to	11.02
	2022	105,824	14.46	to	15.64	1,624,111	2.91	1.18	to	1.65	(26.35)	to	(26.00)
	2021	123,852	19.63	to	21.13	2,570,023	2.59	1.18	to	1.65	31.95	to	32.57
	2020	123,598	14.88	to	15.94	1,938,260	5.75	1.18	to	1.65	(6.60)	to	(6.15)

	[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

	[2]The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

	[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

	[4]After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series I).

[5]For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

F-46

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[6]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Sub-Account.

B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values or through a redemption of units from contracts contained within the Separate Account.

	Mortality and Expense Risk Charge[1]	This charge is equal, on an annual basis, to 1.03% - 1.35% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

	Administrative Charge[2]	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

	Annual Contract Maintenance Charge[3]	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

	Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are annualized and are assessed through a redemption of units.
	A. Reset Death Benefit[4,5]	0.00% - 0.20%
	B. Ratchet Death Benefit[6]	0.00% - 0.70%

[1]	For MassMutual Artistry the charges are 1.03% but right reserved to increase to 1.25%.

[2]	Right reserved to increase to 0.25%.

[3]	Right reserved to increase to $60.

[4]	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.

[5]	Right reserved to increase to 0.20%.

[6]	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. Right reserved to increase charge to 0.35% if you were age 60 or less when the contract was issued, 0.50% if you were age 61 through age 70 when the contract was issued, and 0.70% if you were age 71 or older when the contract was issued, of the contract value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-47